UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	National – 0.0%

$1,554	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Alternative Minimum Tax)	8/10 at 100.00	N/R	$1,398,231
	Alabama – 2.0%

3,275	Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, Drivers 1954, 12.988%, 4/01/38 (Alternative Minimum Tax) (IF)	4/16 at 100.00	Aaa	3,038,185

15,780	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	11,249,246

24,950	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	20,663,091

8,050	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	BB–	7,444,238

4,315	Courtland Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Company, Refunding Series 2006A, 5.000%, 8/01/27 (Alternative Minimum Tax)	8/11 at 100.00	BBB	3,745,852

2,500	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 2005A, 5.000%, 6/01/25	6/15 at 100.00	BBB	2,246,525

5,025	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	4,495,566

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
280	5.250%, 1/01/15	No Opt. Call	BBB	263,712
960	5.250%, 1/01/17	1/14 at 100.00	BBB	865,930
3,000	5.250%, 1/01/19	1/14 at 100.00	BBB	2,647,920
2,400	5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AAA	2,383,752

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	Baa2	1,440,811
3,025	4.750%, 3/01/36	3/16 at 100.00	Baa2	2,464,558

8,600	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)	5/12 at 100.00	BBB	7,873,128

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
10	7.650%, 1/01/11 (4)	No Opt. Call	N/R	7,297
2,365	8.125%, 1/01/21 (4)	1/11 at 102.00	N/R	1,727,656
1,420	8.250%, 1/01/31 (4)	1/11 at 102.00	N/R	1,037,764

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, N/A (4)	No Opt. Call	N/R	1,918,848

1,500	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2000B, 6.700%, 3/01/24	3/10 at 101.00	BBB	1,515,630

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	1,755,940
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R	10,535,012
106,765	Total Alabama			89,320,661
	Alaska – 0.1%

1,000	Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2009, 5.750%, 9/01/33	9/18 at 100.00	A+	1,065,450

500	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	N/R	364,210

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Alaska (continued)

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
$2,000	5.000%, 6/01/32	6/14 at 100.00	Baa3		$1,521,800
50	5.000%, 6/01/46	6/14 at 100.00	Baa3		33,763
3,550	Total Alaska				2,985,223
	Arizona – 2.9%

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health System, Tender Option Bond Trust 2008 – 1097:
2,590	12.997%, 1/01/31 (IF)	1/18 at 100.00	A+		2,671,067
315	12.744%, 1/01/35 (IF)	1/18 at 100.00	A+		287,919
740	12.317%, 1/01/35 (IF)	1/18 at 100.00	A+		676,382
185	12.317%, 1/01/35 (IF)	1/18 at 100.00	A+		169,096
4,355	11.447%, 1/01/35 (IF)	1/18 at 100.00	A+		3,980,601

711	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		726,998

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		1,258,250
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		1,052,564
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,519,545
345	4.750%, 12/01/29	12/15 at 100.00	BBB		308,592
1,835	4.750%, 12/01/30	12/15 at 100.00	BBB		1,634,104

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11) (Alternative Minimum Tax)	4/10 at 100.00	N/R		19,413,800

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	CC		5,320,022

1,720	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	6/10 at 100.00	N/R		1,586,322

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/15)	4/15 at 100.00	N/R	(5)	1,380,823

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		346,966

4,790	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Tender Option Bond Trust 3525, 17.755%, 7/01/39 (IF)	7/19 at 100.00	AAA		5,274,173

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
195	6.375%, 11/01/13	11/11 at 103.00	N/R		196,948
790	7.250%, 11/01/23	11/11 at 103.00	N/R		766,853
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,658,187

	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B:
3,935	0.000%, 7/01/28 – FGIC Insured	No Opt. Call	AA+		3,687,489
7,985	0.000%, 7/01/29 – FGIC Insured	No Opt. Call	AA+		7,437,868

2,430	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		1,902,544

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–		466,345

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
450	6.000%, 6/01/16	No Opt. Call	N/R		416,597
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R		1,017,532
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R		2,316,720

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
$250	5.875%, 6/01/22	6/16 at 100.00	BB	$191,223
475	6.000%, 6/01/36	6/16 at 100.00	BB	312,517

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 16.513%, 9/01/39 (IF)	3/18 at 100.00	AA	2,809,729

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	A	59,001
80	5.250%, 12/01/28	No Opt. Call	A	74,991
8,120	5.500%, 12/01/29	No Opt. Call	A	7,797,474
8,100	5.000%, 12/01/32	No Opt. Call	A	7,154,244
13,050	5.000%, 12/01/37	No Opt. Call	A	11,168,321

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
4,000	4.700%, 4/01/22	4/14 at 100.00	N/R	3,501,520
5,425	4.900%, 4/01/32	4/17 at 100.00	N/R	4,360,452

3,500	The Industrial Development Authority of the County of Pima Education Revenue Bonds, Arizona, Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	No Opt. Call	N/R	3,658,620

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–	1,463,621
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–	909,682

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	97,637
498	5.400%, 7/01/15	No Opt. Call	N/R	476,113
700	5.500%, 7/01/16	No Opt. Call	N/R	659,827
7,916	5.750%, 7/01/22	7/16 at 100.00	N/R	6,796,994
9,790	6.000%, 7/01/30	7/16 at 100.00	N/R	7,851,580

1,520	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/10 at 100.00	N/R	1,342,677
141,895	Total Arizona			128,160,530
	Arkansas – 0.5%

1,555	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2	1,542,964

23,170	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	4/10 at 100.00	B2	21,173,905
24,725	Total Arkansas			22,716,869
	California – 11.8%

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R	1,527,660
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R	2,494,091

2,370	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond Trust 3145, 6.840%, 5/01/45 – AGM Insured (IF)	5/19 at 100.00	AAA	2,205,332

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	173,788

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009, Trust 2985-1:
1,085	17.552%, 4/01/31 (IF)	4/17 at 100.00	AA	1,197,775
1,250	17.610%, 4/01/34 (IF)	4/18 at 100.00	AA	1,336,925

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,445	17.604%, 4/01/34 (IF)	4/18 at 100.00	AA	$2,615,025
325	17.481%, 4/01/34 (IF)	4/18 at 100.00	AA	347,376
2,185	17.610%, 4/01/39 (IF)	4/18 at 100.00	AA	2,289,662
500	17.610%, 4/01/39 (IF)	4/18 at 100.00	AA	523,950
1,250	17.610%, 4/01/39 (IF)	4/18 at 100.00	AA	1,309,875
2,325	17.583%, 4/01/39 (IF)	4/18 at 100.00	AA	2,436,368
1,250	19.615%, 4/01/43 (IF)	4/18 at 100.00	AA	1,480,525
1,000	18.111%, 4/01/47 (IF)	4/18 at 100.00	AA	1,057,060
1,250	17.810%, 4/01/47 (IF)	4/18 at 100.00	AA	1,321,325

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	983,892

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,360,687
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,673,831

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	1,497,540
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	1,924,413
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,009,150

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
930	5.350%, 9/01/28	9/15 at 102.00	N/R	815,322
1,390	5.400%, 9/01/35	9/15 at 102.00	N/R	1,161,581

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	759,249
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	1,752,400

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B:
685	5.000%, 9/01/27	9/10 at 102.00	N/R	543,486
1,000	5.050%, 9/01/37	9/10 at 102.00	N/R	725,140

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	2,687,055

4,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/21	12/18 at 100.00	Baa3	3,798,495

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	BBB	4,839,450

2,500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144-1, 11.379%, 10/01/38 (IF)	10/18 at 100.00	AA+	2,815,300

4,955	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3526, 17.756%, 10/01/39 (IF)	10/18 at 100.00	AA+	5,723,818

1,600	California Enterprise Development Authority, Sewer Facilities Revenue, Anheuser-Busch Project, Senior Lien Series 2007, 5.300%, 9/01/47 (Alternative Minimum Tax)	9/12 at 100.00	BBB+	1,494,208

4,700	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	5/10 at 100.00	N/R	3,113,468

5,400	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1022, 8.574%, 2/01/30 (Alternative Minimum Tax) (IF)	2/17 at 100.00	AA–	4,277,448

9,000	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Oblgiated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	Baa2	7,948,620

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,150,096

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
$1,000	6.750%, 10/01/28	No Opt. Call	N/R	$943,790
1,000	7.000%, 10/01/39	No Opt. Call	N/R	932,860

1,040	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.500%, 11/01/39	11/19 at 100.00	Ba1	1,052,875

	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007:
1,000	5.000%, 2/01/21	2/17 at 100.00	Baa2	946,480
2,000	5.250%, 2/01/27	2/17 at 100.00	Baa2	1,827,540

1,980	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum Tax)	9/10 at 100.00	Baa3	1,981,861

9,000	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	4/10 at 100.00	BBB	9,009,180

3,505	California Rural Home Mortage Finance Authority, Home Buyers Fund, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2007E, 6.100%, 2/01/46 (Alternative Minimum Tax)	2/17 at 105.00	Aaa	3,601,738

4,100	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.375%, 11/01/34	11/19 at 100.00	BBB+	4,179,991

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	27,059,494

500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Ba1	384,565

2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.719%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AAA	2,886,688

3,080	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	4/10 at 100.00	N/R	2,999,982

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
425	9.125%, 6/01/13	No Opt. Call	N/R	425,927
1,000	5.625%, 6/01/33	6/17 at 102.00	N/R	790,140

615	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/11 at 100.00	N/R	519,860

495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	9/10 at 100.00	N/R	409,583

1,500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	No Opt. Call	N/R	1,177,005

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
600	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	A	509,394
5,390	5.000%, 8/15/47	8/17 at 100.00	BBB+	4,453,326

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,215	5.250%, 7/01/30	7/15 at 100.00	BBB	5,649,684
590	5.250%, 7/01/35	7/15 at 100.00	BBB	512,622

750	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	566,280

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,927,486

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
$2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	$2,043,911
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,034,007
800	5.000%, 11/01/29	11/16 at 100.00	N/R	604,904

3,640	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Trust 2635, 17.593%, 4/01/31 – BHAC Insured (IF)	4/17 at 100.00	AA+	3,840,491

480	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	496,368

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,171,556

9,795	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 13.550%, 11/15/48 (IF)	5/18 at 100.00	Aa3	8,122,406

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102:
4,500	14.893%, 11/15/42 (IF)	11/16 at 100.00	Aa3	3,261,060
2,400	14.890%, 11/15/43 (IF)	11/15 at 100.00	Aa3	1,709,568
5,550	15.732%, 11/15/46 (IF)	11/16 at 100.00	Aa3	4,644,795
7,865	15.730%, 11/15/48 (IF)	5/18 at 100.00	Aa3	6,521,973

8,330	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43 (UB)	11/15 at 100.00	Aa3	7,610,038

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	924,807

	California, General Obligation Bonds, Various Purpose Series 2009:
4,000	6.000%, 11/01/39	11/19 at 100.00	A–	4,070,480
3,635	5.500%, 11/01/39	11/19 at 100.00	A–	3,480,912

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured	10/17 at 100.00	A–	3,279,731

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	788,070
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	3,946,233
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,416,780

4,290	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A, 5.050%, 9/01/34	9/15 at 100.00	N/R	3,159,413

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	3/10 at 102.00	N/R	320,243

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
7,280	5.200%, 9/01/27	9/15 at 102.00	N/R	5,356,187
15,800	5.250%, 9/01/37	9/15 at 102.00	N/R	10,449,488

2,000	Etiwanda School District, California, Coyote Canyon Public Facilities CFD 2004-1 Improvement Area 2, 6.625%, 9/01/39	9/19 at 100.00	N/R	1,985,720

3,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	2,780,190

2,610	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	1,959,927

7,575	Goden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.603%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AA+	4,788,158

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,835	5.000%, 6/01/33	6/17 at 100.00	BBB	2,991,760
35,990	5.750%, 6/01/47	6/17 at 100.00	BBB	27,483,764
4,000	5.125%, 6/01/47	6/17 at 100.00	BBB	2,762,920

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$31,935	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	BBB+	$26,426,532

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	454,574

120	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/10 at 100.00	N/R	123,608

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
640	6.000%, 5/15/34	5/14 at 100.00	N/R	584,403
790	6.125%, 5/15/38	5/14 at 100.00	N/R	723,308
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,310,875

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,009,764

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	903,908

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,050	5.100%, 9/01/30	9/15 at 102.00	N/R	1,555,438
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	2,774,502

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
630	5.050%, 9/01/26	9/16 at 100.00	N/R	481,868
1,830	5.125%, 9/01/36	9/16 at 100.00	N/R	1,267,458

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,426,975

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,065,852

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/14 at 100.00	N/R	2,528,790
6,750	5.150%, 9/01/36	9/14 at 100.00	N/R	5,231,925

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1,Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	988,982
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	968,902

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	744,489
4,660	5.250%, 9/01/37	9/14 at 100.00	N/R	3,466,481

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	822,818
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	863,390

5,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	4,252,930

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	1,863,280

2,000	Lancaster Redevelopment Agency Combined Project Areas, California, Housing Programs, Tax Allocation Bonds 2009, 6.875%, 8/01/34	8/19 at 100.00	A	2,152,380

1,180	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	6/13 at 100.00	N/R	1,049,693

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	$3,254,054

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	485,346

2,460	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/21	12/15 at 100.00	BBB	2,292,941

6,770	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	No Opt. Call	N/R	5,235,309

2,500	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B–	2,471,250

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.488%, 6/01/34 (IF)	6/19 at 100.00	AA	3,516,050

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	516,644
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	758,010

5	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	4,479

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	1,031,291
1,245	5.300%, 9/01/36	9/10 at 103.00	N/R	924,923

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,795	5.250%, 9/01/26	9/16 at 100.00	N/R	1,465,097
5,270	5.300%, 9/01/38	9/16 at 100.00	N/R	3,894,635

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	183,260

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	456,908

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	793,648
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	947,097

2,300	M-S-R Energy Authority, Gas Revenue Bonds, California, Citigroup Prepay Contracts, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A	2,581,474

	M-S-R Energy Authority, Gas Revenue Bonds, California, Series 2009:
3,700	7.000%, 11/01/34	No Opt. Call	A	4,152,806
22,050	6.500%, 11/01/39	No Opt. Call	A	23,314,127

845	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	781,946

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	306,673
550	5.450%, 9/01/38	9/16 at 100.00	N/R	423,500

	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A:
675	5.000%, 9/01/19	9/15 at 101.00	N/R	598,239
915	5.150%, 9/01/22	9/15 at 101.00	N/R	784,430
1,015	5.250%, 9/01/24	9/15 at 101.00	N/R	857,472
1,755	5.400%, 9/01/35	9/15 at 101.00	N/R	1,369,690

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	California (continued)

$1,765	Palomar Pomerado Health, Calfornia, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa2		$1,811,914

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 17.412%, 8/01/37 – AGM Insured (IF)	8/17 at 100.00	AAA		5,136,800

570	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/10 at 102.00	N/R		433,308

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R		946,267
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R		1,731,906

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R		446,809
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R		1,266,630
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R		859,740

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R		1,030,834

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R		1,844,920

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–		1,107,721

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–		1,044,101

3,575	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.875%, 11/01/30 – FGIC Insured	5/10 at 100.00	A		3,577,932

30	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.875%, 11/01/30 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	A	(5)	30,376

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa3		830,510
1,750	5.000%, 12/15/33	12/12 at 100.00	Baa3		1,363,373

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R		1,685,686

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.338%, 8/01/30 – MBIA Insured (IF)	8/15 at 100.00	AAA		3,142,406

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R		1,587,080
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R		1,090,050

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R		841,320
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R		1,577,060

3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R		2,632,700

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/14 at 103.00	N/R		212,637
645	5.100%, 9/01/20	9/16 at 100.00	N/R		566,246
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R		1,948,993
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R		2,436,433

5,000	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	3/10 at 103.00	N/R		3,890,300

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006:
$1,000	5.125%, 9/01/26	3/10 at 103.00	N/R	$819,330
7,085	5.250%, 9/01/36	9/16 at 100.00	N/R	5,370,501

5,460	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	4,399,504

1,000	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A	976,160

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 19.428%, 8/01/39 (IF)	8/19 at 100.00	AA–	3,574,654

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 41.62	N/R	338,085
3,020	0.000%, 8/01/34	8/15 at 32.64	N/R	542,513

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	668,646

5,110	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.706%, 9/01/38 – MBIA Insured (IF)	9/17 at 100.00	AA+	4,894,562

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	919,952
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	780,486
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	1,645,808

6,065	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/10 at 100.00	N/R	4,878,807

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	1,755,475

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	544,032

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	N/R	2,329,140

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	3,166,360
500	5.500%, 6/01/45	6/15 at 100.00	BBB	361,920

1,180	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	1,029,220

2,415	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	2,370,443

4,030	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	3,448,673

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	1,059,780

2,640	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	2,736,149

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	966,207
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	2,972,144

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	California (continued)

$7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R		$5,713,650

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R		3,025,308

1,000	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.000%, 9/01/34 – SYNCORA GTY Insured	No Opt. Call	BBB		847,300

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R		610,160
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R		2,102,913

700	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R		556,829

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R		3,230,074

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R		2,026,525
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R		5,013,756
658,475	Total California				530,319,139
	Colorado – 5.8%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R		2,430,270
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R		3,971,570

19,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		13,795,775

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R		3,152,450

4,250	Arkansas River Power Authority, Colorado, Power Improvement Bonds, Series 2008, 6.000%, 10/01/40	10/18 at 100.00	BBB		4,231,853

2,515	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R		2,555,190

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R		1,582,423

920	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		798,118

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		872,556

5	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		4,828

270	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35 (Pre-refunded 12/01/12)	12/12 at 100.00	N/R	(5)	304,622

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
745	6.000%, 12/01/25	12/15 at 100.00	N/R		595,397
1,428	6.125%, 12/01/35	12/15 at 100.00	N/R		1,064,660

6,385	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		5,608,520

1,170	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R		909,078

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cesar Chavez Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		2,721,197

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	$427,600

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
225	6.125%, 7/01/12	4/10 at 100.00	N/R	227,959
1,460	6.500%, 7/01/24	4/10 at 102.00	N/R	1,365,407

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
430	6.750%, 3/01/14	No Opt. Call	N/R	440,883
730	7.250%, 3/01/24	3/14 at 100.00	N/R	733,635
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,549,198

440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003, 7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	493,288

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A:
1,215	6.750%, 8/01/28	8/18 at 100.00	N/R	1,177,031
4,360	7.000%, 8/01/38	8/18 at 100.00	N/R	4,198,942

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,695	5.500%, 2/15/26	2/16 at 101.00	N/R	2,247,387
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	1,846,680

1,925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	1,685,395

4,925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33 (4)	10/13 at 100.00	N/R	1,366,491

800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB+	638,352

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006, 5.500%, 5/01/36	5/16 at 102.00	N/R	3,067,562

1,970	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,502,421

3,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,639,910

1,000	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	No Opt. Call	N/R	902,500

10,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	7,796,300

2,945	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	No Opt. Call	N/R	2,893,080

11,220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1033, 10.840%, 9/01/40 (IF)	9/16 at 100.00	AA	10,513,364

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Trust 1088:
8,430	14.212%, 9/01/41 (IF)	9/16 at 100.00	AA	8,192,021
2,185	13.574%, 9/01/41 (IF)	9/16 at 100.00	AA	2,123,317

6,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-1, Trust 1090, 15.198%, 10/01/41 – AGM Insured (IF)	4/18 at 100.00	AAA	6,136,137

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Colorado (continued)

$1,630	Colorado Housing & Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle Highlands Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative Minimum Tax)	12/10 at 100.00	N/R		$1,433,129

1,515	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R		1,321,277

2,730	Colorado Housing Finance Authority, Multifamily Housing Revenue Senior Bonds, Reserve at Northglenn Project, Series 2000-A1, Pass Through Certificates, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	12/10 at 100.00	N/R		2,421,674

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
4,000	5.400%, 12/01/27	12/17 at 100.00	N/R		2,903,040
4,465	5.450%, 12/01/34	12/17 at 100.00	N/R		3,027,627

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R		2,190,090
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R		2,659,516

4,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R		2,779,944

1,935	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2006, 5.250%, 12/01/23 – SYNCORA GTY Insured	11/16 at 100.00	BBB–		1,796,261

355	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		298,420

3,665	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		2,568,102

3,447	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		2,658,809

4,497	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		3,418,934

1,788	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 0.000%, 12/15/26	No Opt. Call	N/R		1,205,631

13,250	Fort Collins, Colorado, Pollution Control Revenue Bonds Anheuser-Busch Companies Project, Series 2007, 4.700%, 9/01/40 (UB)	3/12 at 100.00	BBB+		11,681,598

6,960	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		4,627,774

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		621,448

1,039	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		720,785

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R		735,610
1,695	8.250%, 12/01/37	12/16 at 100.00	N/R		1,680,999

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	No Opt. Call	N/R		3,361,747

2,307	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		2,001,369

1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		1,210,078

735	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(5)	918,706

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		1,951,099

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–	$3,264,975

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R	706,260
2,800	5.625%, 12/01/37	12/16 at 100.00	N/R	1,822,156

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 144A, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	2,582,750

1,495	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	1,544,485

1,092	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	885,273

2,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	1,981,980

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
5,345	5.250%, 12/15/21	12/16 at 100.00	N/R	4,517,968
10,930	5.400%, 12/15/31	12/16 at 100.00	N/R	8,412,384

	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities, Series 2008:
630	6.250%, 11/15/28	No Opt. Call	A	677,924
20,555	6.500%, 11/15/38	No Opt. Call	A	22,372,062

2,500	Reata North Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 144A, 5.500%, 12/01/32	12/17 at 100.00	N/R	1,724,625

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,472,643

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,239,144

1,500	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 4.625%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	1,253,475

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	922,245

500	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004, 6.750%, 12/01/33	12/13 at 100.00	N/R	502,615

	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
1,040	5.100%, 12/01/26	12/16 at 100.00	N/R	915,450
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R	820,610

10,797	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R	9,586,269

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	829,007

9,500	Valagua Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	8,432,295

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,364	6.000%, 12/01/25	12/15 at 100.00	N/R	1,889,285
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	3,647,477
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	6,416,760

4,100	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	3,481,925

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
$500	6.250%, 12/01/25	12/15 at 100.00	N/R	$401,140
893	6.375%, 12/01/35	12/15 at 100.00	N/R	670,491
311,778	Total Colorado			261,930,707
	Connecticut – 0.9%

11,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	12,159,113

1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993B, 5.950%, 9/01/28 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	1,004,550

235	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/15 (Alternative Minimum Tax)	4/10 at 100.00	BBB	235,296

1,820	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.750%, 1/01/43	1/20 at 100.00	N/R	1,887,995

20,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (WI/DD, Settling 2/04/10)	4/20 at 100.00	N/R	20,090,800

1,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	N/R	523,920

8,170	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2007A, 5.750%, 9/01/34	11/17 at 100.00	N/R	4,279,691
43,475	Total Connecticut			40,181,365
	District of Columbia – 0.4%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
13,550	6.500%, 5/15/33	No Opt. Call	BBB	13,451,898
3,500	6.750%, 5/15/40	5/11 at 101.00	BBB	3,509,800
17,050	Total District of Columbia			16,961,698
	Florida – 11.1%

8,745	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	4,414,826

1,605	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R	881,466

	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Hospital Trust 2654:
14,000	0.871%, 12/01/37 – BHAC Insured (IF)	6/17 at 100.00	AA+	1,828,820
16,000	0.607%, 12/01/37 – BHAC Insured (IF)	6/17 at 100.00	AAA	2,090,080

3,985	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	2,971,296

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	1,785,643

2,440	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R	1,197,259

5,010	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	3,003,495

2,585	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	5/15 at 101.00	N/R	1,478,827

12,725	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	9,243,440

1,415	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R	969,516

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$1,970	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R	$1,171,697

15,405	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	12,243,894

19,690	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	15,617,911

1,815	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,337,474

7,245	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	6,911,802

3,130	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	2,645,695

1,235	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	1,238,643

3,875	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,679,446

2,075	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	1,767,547

1,700	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	1,205,266

2,960	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	2,169,354

1,400	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	1,526,364

9,335	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pembroke Gardens, Series 1999, 6.150%, 6/01/39 (Mandatory put 6/01/29) (Alternative Minimum Tax)	4/10 at 101.00	N/R	8,187,168

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	Ba2	2,120,700

1,500	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,362,435

3,210	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,022,910

1,020	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.100%, 5/01/37	5/17 at 100.00	N/R	630,584

4,865	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,970,327

3,450	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	2,572,700

6,000	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.600%, 5/01/39	5/17 at 100.00	N/R	2,247,360

2,025	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/10 at 100.00	N/R	1,878,228

5,840	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	4,457,730

8,665	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	6,061,168

3,375	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,547,383

4,910	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2002, 6.850%, 5/01/33	5/13 at 101.00	N/R	4,864,239

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$1,795	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	$1,673,909

3,950	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	8/11 at 100.00	BBB	3,464,545

11,385	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37 (4)	5/16 at 100.00	N/R	6,476,130

1,995	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,468,260

3,615	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Trust 1034, 14.752%, 7/01/26 (Alternative Minimum Tax) (IF)	1/16 at 100.00	AA+	3,554,883

8,450	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	4,375,241

5,600	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/17	No Opt. Call	N/R	3,754,352

2,580	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	5/13 at 101.00	N/R	2,221,199

1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	No Opt. Call	N/R	845,820

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
500	5.000%, 6/01/38	6/16 at 100.00	A–	454,955
5,245	5.375%, 6/01/46	6/16 at 100.00	A–	4,921,908

7,420	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	7,674,506

4,500	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.300%, 5/01/39	5/17 at 100.00	N/R	3,019,995

5,590	Heritage park Community Development District, Florida, Special Assessment Revenue Bond, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	4,931,219

4,725	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,375,020

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.362%, 11/15/32 (IF)	11/16 at 100.00	AA–	5,114,400

2,600	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	1,986,738

4,015	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	2,872,572

540	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.125%, 5/01/24	5/14 at 101.00	N/R	529,643

	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, The Florida Proton Therapy Institute Project, Series 2007:
3,470	6.000%, 9/01/17	No Opt. Call	N/R	3,556,819
11,095	6.250%, 9/01/27	9/17 at 100.00	N/R	10,636,887

5,000	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	4,450,400

2,855	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	2,222,246

1,140	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	541,363

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	289,643

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$2,390	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13 (4)	No Opt. Call	N/R	$1,025,549

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,435	5.250%, 6/15/27	6/17 at 100.00	BB	5,088,348
13,120	5.375%, 6/15/37	6/17 at 100.00	BB	9,728,480

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB)	4/17 at 100.00	A	6,408,456
23,920	5.000%, 4/01/37 (UB)	4/17 at 100.00	A	22,114,758

347	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	238,923

7,475	Madeira Community Development District, Florida, Special Assessment Revenue, Series 2007B, 5.250%, 11/01/14	No Opt. Call	N/R	3,921,684

6,880	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	5,181,672

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14	No Opt. Call	N/R	2,618,213

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	793,249

8,400	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	6/10 at 100.00	BB+	8,402,436

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	6/10 at 100.00	BB+	310,118

5,600	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 11.814%, 10/01/38 – AGC Insured (Alternative Minimum Tax) (IF)	10/18 at 100.00	AAA	5,476,240

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A:
380	6.000%, 5/01/24	5/14 at 100.00	N/R	337,554
14,000	6.250%, 5/01/37	5/14 at 100.00	N/R	11,971,120

5,955	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	5,263,744

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	991,794

3,730	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	2,267,243

1,280	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	654,618

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16	No Opt. Call	N/R	1,251,385

1,000	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Golf and Country Club Area A, Series 2005-A2, 5.500%, 5/01/26	5/15 at 100.00	N/R	782,670

8,150	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	5,555,855

2,120	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	1,966,830

4,685	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,956,389

7,175	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	3,893,442

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
$595	5.500%, 12/01/21	12/11 at 101.00	BBB–	$530,948
2,200	5.625%, 12/01/31	12/11 at 101.00	BBB–	1,814,934

1,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	733,890

5,880	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	4,147,811

895	Palm River Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.375%, 5/01/36 (4)	5/17 at 100.00	N/R	388,699

9,420	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	6,165,202

2,880	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	1,525,824

	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007:
890	5.875%, 5/01/22	5/17 at 100.00	N/R	785,016
675	6.000%, 5/01/37	5/17 at 100.00	N/R	558,056

1,200	Portofino Springs Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	486,852

2,700	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,193,318

4,790	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,454,692

5,050	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	3,535,051

1,965	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	1,095,664

11,840	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	4,900,931

2,850	Ridgewood Trails Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.650%, 5/01/38	5/17 at 100.00	N/R	1,504,658

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A:
670	5.125%, 11/01/13	No Opt. Call	N/R	492,229
7,480	5.450%, 5/01/37	5/16 at 100.00	N/R	4,670,362

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,720	5.625%, 7/01/27	7/17 at 100.00	N/R	3,843,968
2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	1,779,055
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	1,999,589

9,500	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	5,340,425

2,310	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,314,643

2,875	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Tender Option Bond Trust 3119, 17.878%, 8/15/37 (IF)	8/17 at 100.00	AA–	2,556,795

14,975	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, tender Option Bond Trust 1117, 8.409%, 8/15/33 (IF)	8/17 at 100.00	AA–	12,825,039

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1122:
$4,000	11.448%, 5/01/36 (IF)	5/18 at 100.00	AA–	$3,898,600
800	11.448%, 5/01/36 (IF)	5/18 at 100.00	AA–	779,720

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.294%, 8/15/27 (IF)	8/17 at 100.00	AA–	787,545
6,250	15.782%, 8/15/29 (IF)	8/17 at 100.00	AA–	5,300,500
335	17.233%, 8/15/37 (IF)	8/17 at 100.00	AA–	297,922
495	17.253%, 8/15/42 (IF)	8/17 at 100.00	AA–	412,474

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
2,485	13.376%, 8/15/24 (IF)	8/17 at 100.00	AA–	2,630,298
4,475	13.388%, 8/15/25 (IF)	8/17 at 100.00	AA–	4,719,604

7,885	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	4,931,042

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	1,789,561
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	6,048,600

45,310	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	30,910,935

	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007:
2,150	6.550%, 5/01/27	5/18 at 100.00	N/R	1,799,142
14,620	6.650%, 5/01/40	5/18 at 100.00	N/R	11,771,001

10,500	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38	5/16 at 100.00	N/R	5,552,925

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12	No Opt. Call	N/R	1,114,677
1,000	5.350%, 5/01/17	No Opt. Call	N/R	688,830
1,500	5.550%, 5/01/39	5/17 at 100.00	N/R	878,760

3,165	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,286,238

4,600	Waterstone Community Development District, Florida, Capitol Improvement Revenue Bonds, Series 2007B, 5.500%, 5/01/18 (4)	No Opt. Call	N/R	2,092,540

2,520	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	1,202,695

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,415	6.000%, 5/01/23	5/13 at 101.00	N/R	1,132,821
27,395	6.125%, 5/01/35	5/13 at 101.00	N/R	19,649,064
690,677	Total Florida			498,235,261
	Georgia – 1.9%

4,725	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A, Series 2008B, Series 2008C, Series 2009B, Series 2009C, 7.500%, 1/01/31	1/19 at 100.00	N/R	4,745,885

3,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R	2,993,460

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,229,238
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	1,819,060

1,050	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	915,632

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
$250	5.350%, 12/01/14	12/10 at 100.00	BB+	$250,883
595	5.400%, 12/01/15	12/10 at 100.00	BB+	595,738
890	5.250%, 12/01/22	12/10 at 100.00	BB+	789,786
95	5.375%, 12/01/28	6/10 at 101.00	BB+	78,127

7,455	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/10 at 100.00	B2	6,788,896

8,580	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	CCC+	8,637,057

10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009, 8.750%, 6/01/29	6/20 at 100.00	CCC+	10,838,625

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BBB–	3,425,889
3,310	5.000%, 12/01/26	12/14 at 100.00	BBB–	3,034,840

7,165	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)	7/10 at 100.00	BB–	7,009,305

6,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	5,798,087

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
3,300	5.000%, 7/01/27	7/17 at 100.00	N/R	2,452,890
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	5,421,920
19,900	5.125%, 7/01/42	7/17 at 100.00	N/R	13,183,750

1,400	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne's Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,412,208

1,000	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	620,020

750	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/17	No Opt. Call	A	769,853

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	946,710
95,765	Total Georgia			83,757,859
	Guam – 0.1%

4,380	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	4,513,853
	Hawaii – 0.2%

4,240	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,288,841

5,275	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	4/10 at 100.00	B	4,232,080
9,515	Total Hawaii			7,520,921
	Idaho – 0.3%

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	950,380

5,755	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d'Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	3,547,497

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)

$8,550	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	BBB–	$7,401,821

1,675	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/10 at 101.00	BBB+	1,675,938
16,980	Total Idaho			13,575,636
	Illinois – 8.7%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	4,178,869

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,113,000

3,943	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	2,891,430

4,000	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	3,520,000

935	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	830,635

6,000	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates, 7.500%, 6/15/23	No Opt. Call	N/R	6,000,000

5,655	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	5,613,040

7,265	Chicago, Illinois, Multifamily Housing Revenue Bonds, Drexel Preservation, Series 2007, 5.270%, 6/20/48 (Alternative Minimum Tax) (UB)	12/17 at 102.00	Aaa	7,213,636

900	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	7/10 at 100.00	N/R	900,747

2,500	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	1,929,750

1,500	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006, 5.850%, 5/01/26	5/14 at 102.00	N/R	749,670

5,000	Gilberts, Illinois, Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16 (4)	No Opt. Call	N/R	2,765,500

3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	3,431,025

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BB+	799,480

8,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	6/10 at 100.00	BBB–	7,925,040

5,550	Illinois Finance Authority Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB)	5/19 at 100.00	A–	5,821,062

1,750	Illinois Finance Authority Revenue Bonds, Series 2009 (Northwestern Memorial Hospital), 6.000%, 8/15/39	8/14 at 100.00	AA+	1,836,975

4,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB	3,876,390

39,500	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	40,237,860

2,500	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2009, Trust 3302, 17.587%, 12/01/42 (IF)	12/15 at 100.00	AAA	2,686,800

4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	3,610,715

	Illinois Finance Authority, Revenue Bonds, Children's Memorial Hospital, Tender Option Bond Trust 2008-1098:
2,220	12.729%, 8/15/33 – AGC Insured (IF)	8/18 at 100.00	AAA	2,244,464
2,405	12.465%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	2,314,861
3,700	12.465%, 8/15/47 – AGC Insured (IF)	8/18 at 100.00	AAA	3,561,324

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$1,000	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	$765,390

4,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	4,168,575

	Illinois Finance Authority, Revenue Bonds, Illinois Instittue of Technology, Refunding Series 2006A:
4,170	5.000%, 4/01/31	4/16 at 100.00	Baa2	3,544,875
4,250	5.000%, 4/01/36	4/16 at 100.00	Baa2	3,489,420

3,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa2	3,245,190

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,400	5.000%, 8/15/26	8/16 at 100.00	N/R	5,260,480
7,400	5.100%, 8/15/31	8/16 at 100.00	N/R	5,772,074

15,645	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	11,021,433

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500	5.250%, 5/15/15	No Opt. Call	N/R	496,205
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,531,729
350	5.400%, 5/15/38	5/12 at 100.00	N/R	271,527

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A:
3,100	5.750%, 11/15/33	11/17 at 100.00	A	3,083,787
1,900	5.750%, 11/15/37	11/17 at 100.00	A	1,879,024

14,545	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	12,138,384

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	9,147,180

10,610	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	9,482,051

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB)	11/18 at 100.00	A–	9,896,450

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB)	11/18 at 100.00	A–	2,682,125

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bond Trust 3089:
300	19.425%, 11/01/29 (IF)	5/19 at 100.00	A–	373,464
250	20.433%, 11/01/39 (IF)	5/19 at 100.00	A–	298,850
1,065	20.387%, 11/01/39 (IF)	5/19 at 100.00	A–	1,272,590
815	20.373%, 11/01/39 (IF)	5/19 at 100.00	A–	973,860
315	20.277%, 11/01/39 (IF)	5/19 at 100.00	A–	375,937
3,067	20.422%, 11/01/39 (IF)	5/19 at 100.00	A–	3,666,292

25,775	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	22,730,715

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
650	6.875%, 8/15/38	8/19 at 100.00	BBB	673,179
25,000	7.000%, 8/15/44	8/19 at 100.00	BBB	25,942,250

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 19.574%, 8/15/36 (IF)	8/19 at 100.00	AA–	2,544,439

1,995	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	Baa3	1,629,855

5,040	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	No Opt. Call	Baa3	4,341,053

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)		Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
		Illinois (continued)

$15		Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.000%, 5/15/10 (ETM)	No Opt. Call	Aaa	$15,257

100		Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.350%, 5/15/15 (Pre-refunded 5/15/10)	5/10 at 101.00	Aaa	102,782

5,250		Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32 (Pre-refunded 5/15/12)	5/12 at 100.00	Aaa	5,801,040

2,600		Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,469,480

5,505		Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Tender Option Bond Trust 3589, 16.964%, 4/20/41 (Alternative Minimum Tax) (IF)	4/16 at 100.00	AAA	4,384,953

24,000		Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	19,291,440

		Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
4,410		5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	B+	3,175,729
3,000		5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B+	2,022,690
9,425		5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B+	6,060,369

12,431		Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	7/18 at 100.00	N/R	7,581,290

3,381		Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,244,036

4,880		Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	3,835,973

5,782		Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	4,633,868

3,566		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	3,195,243

5,934		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	4,865,168

2,000		Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	1,814,840

3,294		Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	2,945,594

3,750		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	2,778,600

—	(7)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	176

2,900		Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	4/10 at 100.00	N/R	2,161,660

		Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,935		6.950%, 1/01/21	1/18 at 100.00	N/R	2,720,892
2,000		6.950%, 1/01/25	1/18 at 100.00	N/R	1,804,140

3,805		Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Series 2009-C (City of Granite City Project), 7.750%, 3/01/22	3/14 at 100.00	N/R	3,762,118

3,210		Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,173,855

1,750		Springfield, Sangamon County, Illinois, Special Service Area (Legacy Pointe) Ad Valorem Tax Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,774,693

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$4,491	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	$3,380,016

2,467	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,868,555

890	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	730,646

3,295	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R	2,945,038

3,142	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,026,186

2,400	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,219,128

7,450	Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,454,308

3,780	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R	2,862,783

3,687	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	2,684,062
443,195	Total Illinois			390,537,264
	Indiana – 2.5%

1,800	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R	1,804,050

4,520	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B+	3,541,556

1,735	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	Baa3	1,563,825

4,560	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 16.001%, 10/15/19 (IF)	No Opt. Call	Aa3	4,890,053

2,400	Indiana Finance Authority Educational Facilities Revenue Bonds, Series 2009 (Drexel Foundation For Educational Excellence, Inc. – Educational Facility Project), 7.000%, 10/01/39	10/19 at 100.00	BBB–	2,413,056

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
330	18.871%, 12/01/38 (IF)	12/19 at 100.00	AA	360,472
1,460	18.651%, 12/01/38 (IF)	12/19 at 100.00	AA	1,594,816
5,000	15.681%, 12/01/38 (IF)	12/19 at 100.00	AA	5,461,700

	Indiana Health and Educational Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2009, Trust 3301:
1,230	14.458%, 11/15/36 (IF)	11/16 at 100.00	Aa1	1,228,942
7,010	14.222%, 11/15/39 (IF)	11/16 at 100.00	Aa1	6,954,411

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB	2,004,920

4,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	BBB	3,836,840

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AAA	10,746,800

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
4,995	20.722%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AAA	6,313,880
6,250	19.728%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AAA	8,117,125
310	19.728%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AAA	402,609
2,500	19.728%, 1/01/38 – AGC Insured (IF)	1/19 at 100.00	AAA	3,246,850

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)

$1,165	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (6)	4/10 at 100.00	B2	$1,063,890

1,350	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (6)	4/11 at 100.00	B2	1,224,639

330	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (6)	4/10 at 101.00	B2	330,878

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa2	1,766,363

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	A3	908,476

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+	1,455,435

3,643	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R	1,899,825

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BB+	2,684,787
2,500	5.375%, 2/15/34	2/15 at 100.00	BB+	2,008,425

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,081,450

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	5/11 at 100.00	N/R	220,395

	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	1,665,120
14,000	5.750%, 9/01/42	9/17 at 100.00	N/R	11,565,540
15,500	5.800%, 9/01/47	9/17 at 100.00	N/R	12,729,840

4,540	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	4,338,696
114,768	Total Indiana			110,425,664
	Iowa – 0.6%

12,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	9,621,360

5,935	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	5,379,603

	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A:
350	5.450%, 11/01/26	11/13 at 101.00	N/R	284,505
1,000	5.550%, 11/01/41	11/13 at 100.00	N/R	740,460

11,055	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	6/15 at 100.00	BBB	8,108,621

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	1,830,938
32,590	Total Iowa			25,965,487
	Kansas – 0.2%

5,650	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	4,938,496

250	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	182,600

1,000	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	852,680

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
$1,000	5.000%, 3/01/16	No Opt. Call	N/R	$555,580
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	2,317,248

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	1,342,018

2,470	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax) (4)	6/11 at 102.00	N/R	739,765
17,940	Total Kansas			10,928,387
	Kentucky – 0.7%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/10 at 100.00	BB–	495,310
2,000	5.850%, 10/01/17	4/10 at 100.00	BB–	1,884,340
6,390	5.875%, 10/01/22	4/10 at 100.00	BB–	5,681,988

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AAA	1,093,090

	Louisville & Jefferson County Metropolitan Government, Kentucky, Revenue Bonds, Farmdale Adult Citizens Towers Inc., Series 2006A:
1,605	5.500%, 12/01/21	12/13 at 100.00	N/R	1,375,004
1,550	5.625%, 12/01/31	12/13 at 100.00	N/R	1,198,879

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa2	995,840

16,975	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary's HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A	17,554,696

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,007,595
33,210	Total Kentucky			32,286,742
	Louisiana – 2.9%

1,000	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	Ba1	1,002,800

1,940	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16 (4)	4/10 at 100.00	N/R	1,505,130

13,220	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17 (4)	4/10 at 100.00	N/R	10,070,732

1,395	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17 (4)	5/10 at 100.00	N/R	1,062,683

10,290	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17 (4)	5/10 at 100.00	N/R	5,785,964

100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	96,824

825	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/10 at 100.00	B2	817,550

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (8)	No Opt. Call	D	13,200,000

1,290	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	1,141,018

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17	No Opt. Call	N/R	$5,763,258

26,350	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB	27,270,933

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36 (4)	9/16 at 100.00	N/R	5,925,530

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17 (4)	9/16 at 100.00	N/R	1,186,339

685	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	533,581

4,215	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (9)	No Opt. Call	N/R	4,209,942

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	8,632,036

5,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	4,615,234

1,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007A, 7.000%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	776,958

5,665	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	5,103,485

1,895	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation, Series 2007B, 5.500%, 5/15/47	5/17 at 100.00	Baa1	1,734,190

2,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	1,429,280

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
770	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	719,673
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	743,696

9,755	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/11 at 100.00	N/R	9,753,829

14,380	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	13,547,686

60	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	5/10 at 100.00	BBB	60,070

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R	1,529,239
151,313	Total Louisiana			128,217,660
	Maryland – 1.4%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,615	5.250%, 9/01/20 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	1,527,031
750	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	611,550

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	448,570

12,850	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1	9,923,413

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)

$1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/33	4/17 at 100.00	N/R	$765,100

	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849:
675	10.769%, 7/01/37 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aa2	568,877
4,780	10.769%, 1/01/49 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2	4,028,488

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	6,726,048

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
1,875	9.019%, 9/01/42 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2	1,641,675
3,410	9.126%, 3/01/48 (Alternative Minimum Tax) (IF)	3/17 at 100.00	Aa2	2,969,189

2,080	Maryland Economic Development Corporation Frostburg State Univ SeniorStudent Housing Revenue Bonds Series 2002A, 6.250%, 10/01/33	10/12 at 101.00	Ba3	1,835,371

19,250	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	13,859,423

3,505	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	4/10 at 100.00	N/R	3,505,981

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18	1/17 at 100.00	N/R	359,993
6,260	5.500%, 7/01/38	1/17 at 100.00	N/R	3,004,737

4,345	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A, 5.300%, 1/01/37	1/17 at 100.00	N/R	3,055,013

	Prince George's County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
605	5.375%, 7/01/14	7/10 at 100.00	B3	551,427
9,435	5.300%, 7/01/24	7/10 at 100.00	B3	6,373,626
81,020	Total Maryland			61,755,512
	Massachusetts – 1.0%

12,225	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Caa3	7,021,429

4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	2,670,890

705	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	676,680

2,360	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	2,124,283

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/10 at 100.00	BBB	848,476

505	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	6/10 at 102.00	BBB	510,348

3,500	Massachusetts Development Finance Agency, RevenuE Bonds, The Sabis International Charter School Issue, Series 2009, 8.000%, 4/15/39	10/19 at 100.00	BBB	3,859,100

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008):
5,950	6.250%, 1/15/28	1/18 at 100.00	N/R	5,370,113
3,800	6.500%, 1/15/38	1/18 at 100.00	N/R	3,357,832

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
$245	5.700%, 7/01/15	1/11 at 100.00	BBB	$246,384
1,515	5.625%, 7/01/20	1/11 at 100.00	BBB	1,485,139
230	5.750%, 7/01/28	1/11 at 100.00	BBB	213,711

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
135	6.500%, 7/01/12	No Opt. Call	BBB	139,332
430	6.250%, 7/01/22	7/12 at 101.00	BBB	433,122

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	1,565,180

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2001C, 5.500%, 7/01/16	7/11 at 100.00	BB–	1,103,350

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	2,000,130

1,870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB	1,618,485

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB	2,189,048
7,550	6.375%, 7/01/34	7/14 at 100.00	BB	6,497,379
54,645	Total Massachusetts			43,930,411
	Michigan – 3.6%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
1,750	6.000%, 11/01/28	11/18 at 100.00	BBB–	1,556,870
2,000	6.000%, 11/01/37	11/18 at 100.00	BBB–	1,688,100

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	915,789

1,780	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	4/10 at 100.00	BB+	1,780,036

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,350,475

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,545	5.000%, 11/01/26	11/16 at 100.00	BB+	1,892,284
1,500	5.250%, 11/01/31	11/16 at 100.00	BB+	1,080,180
2,840	5.250%, 11/01/36	11/16 at 100.00	BB+	1,969,057

1,185	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/10 at 100.00	N/R	1,038,238

855	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	10/10 at 100.00	N/R	836,848

5,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.870%, 5/01/32 – AGM Insured (IF)	No Opt. Call	AAA	5,498,570

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	950,664
500	5.750%, 11/01/30	11/15 at 100.00	BB	379,120
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	1,759,410

8,315	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/10 at 100.00	B–	2,500,653

1,095	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	663,920

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$2,000	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	$1,680,960

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
7,825	4.875%, 8/15/27	8/17 at 100.00	N/R	5,633,139
4,850	5.000%, 8/15/38	8/17 at 100.00	N/R	3,197,605

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	896,750
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,274,370

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BB+	159,759
3,500	6.250%, 7/01/40	7/15 at 100.00	BB+	2,942,310

7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB)	7/15 at 100.00	AAA	7,478,915

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
800	7.500%, 10/01/12	10/11 at 100.00	Ba1	812,000
2,900	7.900%, 10/01/21	4/10 at 102.00	Ba1	2,871,261
10,550	8.000%, 10/01/31	4/10 at 102.00	Ba1	10,119,982

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
400	7.250%, 10/01/11	4/10 at 102.00	Ba1	407,508
750	7.625%, 10/01/21	4/10 at 102.00	Ba1	745,425

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R	887,973

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
755	6.000%, 2/01/16	No Opt. Call	BB+	719,553
1,055	6.375%, 2/01/26	2/16 at 100.00	BB+	898,807
2,855	6.500%, 2/01/36	2/16 at 100.00	BB+	2,302,872

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,517,717

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	744,730

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
770	5.125%, 8/15/18	2/10 at 100.00	BB–	690,652
2,645	5.250%, 8/15/23	2/10 at 100.00	Ba3	2,237,882
5,170	5.250%, 8/15/28	2/10 at 100.00	BB–	3,864,006

2,265	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32	4/13 at 100.00	A	2,195,850

19,570	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	2/10 at 100.00	BB–	16,980,693

4,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured	4/10 at 100.00	BB–	3,030,600

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
580	6.625%, 1/01/16	7/10 at 100.00	Ba3	579,988
555	6.700%, 1/01/26	4/10 at 100.00	Ba3	506,415

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
$240	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	$278,890
680	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA	790,187

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	9,209,174

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R	1,799,933
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R	8,464,400

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
2,460	6.250%, 8/15/13	2/10 at 100.00	BB–	2,460,148
8,600	6.500%, 8/15/18	2/10 at 100.00	BB–	8,472,634

305	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	4/10 at 100.00	Caa1	262,245

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	Baa3	2,586,738

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V:
2,000	8.000%, 9/01/29	9/18 at 100.00	A1	2,329,540
9,000	8.250%, 9/01/39	9/18 at 100.00	A1	10,467,810

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
340	4.750%, 11/01/11	No Opt. Call	BB+	334,111
1,070	5.000%, 11/01/15	No Opt. Call	BB+	988,038
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+	1,431,671
4,795	5.350%, 11/01/25	11/15 at 100.00	BB+	3,779,707
3,685	5.500%, 11/01/30	11/15 at 100.00	BB+	2,777,053
5,900	5.500%, 11/01/35	11/15 at 100.00	BB+	4,270,125
191,850	Total Michigan			161,940,340
	Minnesota – 1.2%

9,410	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke's Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB–	9,573,075

1,000	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A, 6.000%, 11/01/37	11/15 at 100.00	N/R	807,160

2,400	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Lease Revenue Bonds (Higher Ground Academy Project) Series 2009, 8.500%, 12/01/38	6/14 at 102.00	N/R	2,522,112

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	532,368

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,220,034

4,825	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Pease Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	3,844,367

465	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	418,444

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,531,440

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
465	6.625%, 12/01/23	6/14 at 102.00	N/R	446,944
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	1,981,797

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
$400	5.750%, 9/01/26	9/14 at 102.00	N/R	$345,372
500	6.000%, 9/01/36	9/14 at 102.00	N/R	415,070

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,012,858

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	1,772,954

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	699,161
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	995,656

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
2,195	6.000%, 11/15/25	11/15 at 100.00	BB+	2,133,738
10,500	6.000%, 11/15/35	11/15 at 100.00	BB+	9,674,385

	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB	2,568,159
2,800	5.875%, 5/01/30	5/15 at 100.00	BB	2,545,620

8,300	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	7,660,070

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,266,405
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	634,040
59,120	Total Minnesota			54,601,229
	Mississippi – 0.4%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	Ba3	195,312

13,905	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/10 at 100.00	BBB	13,904,027

1,342	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	975,251

4,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Series 2008A, 6.500%, 9/01/32	9/18 at 100.00	BBB	4,106,000
19,547	Total Mississippi			19,180,590
	Missouri – 2.4%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	228,238
600	5.625%, 3/01/25	3/16 at 100.00	N/R	517,314

	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B:
3,000	6.000%, 7/01/25 (Alternative Minimum Tax)	7/12 at 100.00	N/R	2,152,890
5,800	6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R	3,763,446

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R	7,898,338
3,165	5.875%, 4/01/30	4/16 at 100.00	N/R	2,687,845

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)

	Cottleville, Missouri, Certificates of Participation, Series 2006:
$200	5.125%, 8/01/26	8/14 at 100.00	N/R	$177,790
600	5.250%, 8/01/31	8/14 at 100.00	N/R	510,078

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	513,589
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,323,410

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Series 2009, 5.875%, 10/01/36	10/19 at 100.00	A–	1,500,429

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	5,716,948

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,365	5.150%, 6/01/16	6/14 at 102.00	N/R	2,228,681
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	2,509,890

17,000	Lakeside 370 Levee District, Saint Charles County, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	16,859,750

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	N/R	1,369,035

500	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38	4/14 at 100.00	A+	510,965

6,685	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AA+	5,965,895

550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	No Opt. Call	N/R	503,118

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,020,628
1,650	5.350%, 6/15/32	6/15 at 103.00	N/R	1,214,054

8,750	Saint Louis Industrial Development Authority, Missouri, Empowerment Zone Hotel Facilities Revenue Bonds, Laurel Embassy Suites, Series 2009, 8.500%, 12/15/39	12/19 at 107.00	N/R	8,599,763

	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center Headquarters Hotel Project, Series 2000A:
3,950	7.000%, 12/15/15 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	1,365,831
8,710	6.875%, 12/15/20 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	2,982,565
14,585	7.200%, 12/15/28 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	4,972,756
26,535	7.250%, 12/15/35 (Alternative Minimum Tax) (4)	12/10 at 102.00	Ca	9,038,882

5,675	Saint Louis, Missouri, Orpheum Theater Community Improvement District, Property and Sales Tax Revenue Bonds, Series 2009, 9.000%, 3/01/29	No Opt. Call	N/R	5,687,258

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	4/10 at 100.00	N/R	1,114,930

2,318	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	4/10 at 100.00	N/R	1,677,745

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,923,926

1,445	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	No Opt. Call	N/R	995,070

1,632	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	1,074,313

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)

$2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	$1,596,045

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	458,560
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	872,670

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,768,940

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	533,196

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	739,850
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	1,693,325
157,681	Total Missouri			107,267,956
	Montana – 0.5%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B	7,287,260

17,589	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	14,765,966
27,399	Total Montana			22,053,226
	Nevada – 1.4%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823-1, 0.000%, 7/01/42 (WI/DD, Settling 2/03/10) (IF)	1/20 at 100.00	A+	4,767,480

8,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	4/10 at 100.00	BB+	7,572,480

9,745	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	BBB	8,266,781

1,225	Clark County, Nevada, Local Improvement Bonds, Mountain's Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R	1,151,684

	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D:
25	5.300%, 10/01/11	4/10 at 100.00	BB+	25,000
685	5.450%, 10/01/23	4/10 at 100.00	BB+	637,434

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,000	5.625%, 1/01/32 – AMBAC Insured	1/12 at 100.00	Caa2	833,200
1,000	5.375%, 1/01/40 – AMBAC Insured	7/10 at 100.00	Caa2	416,670

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23 (4)	1/12 at 100.00	N/R	55,000
41,800	7.375%, 1/01/40 (4)	1/12 at 100.00	N/R	2,299,000

1,610	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,179,277

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	878,740

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	5,598,250

3,180	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	2,504,345

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
$540	6.000%, 8/01/27	4/15 at 102.00	N/R	$421,016
2,700	6.150%, 8/01/37	4/15 at 102.00	N/R	1,967,301

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,759,756

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
2,500	6.500%, 9/01/20	9/18 at 100.00	N/R	2,425,525
2,000	6.750%, 9/01/27	9/18 at 100.00	N/R	1,867,500

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
7,350	6.500%, 6/15/20	6/18 at 100.00	Ba3	7,081,358
11,200	6.750%, 6/15/28	6/18 at 100.00	Ba3	10,284,848
109,185	Total Nevada			61,992,645
	New Hampshire – 0.1%

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	178,410

2,960	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)	7/17 at 100.00	Aa2	3,077,512
3,160	Total New Hampshire			3,255,922
	New Jersey – 2.9%

9,500	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 12/01/10 (10)	No Opt. Call	N/R	3,336,400

6,255	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB–	4,700,195

5,215	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/29	6/14 at 100.00	BBB	5,142,720

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/10 at 100.00	N/R	753,740

2,055	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/10 at 100.00	Ba1	2,036,258

985	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	5/10 at 100.00	CCC+	766,773

365	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/10 at 100.00	B3	231,666

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
2,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/11 at 100.00	B	1,880,020
5,045	6.400%, 9/15/23 (Alternative Minimum Tax)	3/10 at 101.00	B	4,624,045
9,000	6.250%, 9/15/29 (Alternative Minimum Tax)	3/10 at 101.00	B	7,911,090

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,471,290
2,605	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	2,500,201

3,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	3,254,535

2,400	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32	6/19 at 100.00	Baa2	2,714,808

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Series 2009, Trust 3018:
$1,575	19.223%, 7/01/29 – AGC Insured (IF)	1/14 at 100.00	AAA	$1,761,827
5,000	19.727%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AAA	5,926,900
1,250	19.727%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AAA	1,481,725
1,815	19.701%, 7/01/38 – AGC Insured (IF)	7/19 at 100.00	AAA	2,151,465

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008:
2,990	6.000%, 7/01/18	No Opt. Call	BBB–	3,091,570
9,100	6.625%, 7/01/38	7/18 at 100.00	BBB–	9,160,515

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
590	5.500%, 7/01/23	7/13 at 100.00	Ba2	499,606
765	5.500%, 7/01/33	7/13 at 100.00	Ba2	573,000

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured	1/12 at 100.00	N/R	1,584,400

11,715	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Refunding Series 2007B, 6.500%, 7/01/23	7/17 at 100.00	BBB–	10,077,126

42,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (11)	6/18 at 100.00	AAA	44,968,116

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,310	5.000%, 6/01/29	6/17 at 100.00	BBB	2,593,385
4,630	5.000%, 6/01/41	6/17 at 100.00	BBB	3,214,933
138,280	Total New Jersey			128,408,309
	New Mexico – 0.3%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,271,304
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,188,543

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	998,071
1,155	5.750%, 9/01/21	9/16 at 100.00	N/R	959,412
5,400	6.000%, 9/01/32	9/16 at 100.00	N/R	4,110,372

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/28	10/18 at 100.00	N/R	1,080,532
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	2,985,200
15,235	Total New Mexico			12,593,434
	New York – 2.4%

750	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter's Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	705,345

10,610	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	No Opt. Call	BBB–	10,880,025

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	445,750

5,790	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	5,852,532

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
10,000	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	B–	9,925,200

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$7,500	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	B–	$7,361,250
5,100	8.000%, 8/01/28	No Opt. Call	B–	5,133,609
500	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	498,080

9,720	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	N/R	7,552,440

1,230	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	Ba2	1,135,917

1,270	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba2	1,172,858

1,015	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba2	936,652

	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
3,000	6.250%, 3/01/15	3/12 at 100.00	N/R	3,017,220
1,000	6.500%, 3/01/35	3/12 at 100.00	N/R	1,000,500

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AAA	4,908,641

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	2/10 at 100.00	CCC+	151,416
430	5.400%, 7/01/20 (Alternative Minimum Tax)	2/10 at 100.00	CCC+	318,862

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	4/10 at 100.00	CCC+	1,864,584

95	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB	87,288

5,370	New York City Industrial Development Authority, New York, JetBlue, 5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B–	4,068,742

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484:
2,500	17.764%, 6/15/37 (IF)	6/17 at 100.00	AA+	2,778,850
1,290	17.731%, 6/15/37 (IF)	6/17 at 100.00	AA+	1,433,525
1,250	17.764%, 6/15/38 (IF)	6/17 at 100.00	AA+	1,386,275
7,500	17.764%, 6/15/39 (IF)	6/19 at 100.00	AA+	8,519,850
1,875	17.764%, 6/15/39 (IF)	6/19 at 100.00	AA+	2,129,963
375	17.764%, 6/15/40 (IF)	6/19 at 100.00	AA+	424,838

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 13.951%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	1,738,127

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2009, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	16,234,080

	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A:
3,000	5.250%, 12/01/16	No Opt. Call	BB	2,819,580
1,750	5.000%, 12/01/23	6/17 at 100.00	BB	1,447,810

1,305	Suffolk County Industrial Development Agency, New York, Industrial Development Revenue Bonds, Windmill Village LLC Facility, Series 2001, 5.750%, 12/01/31 (Alternative Minimum Tax)	12/11 at 102.00	Aaa	1,320,869

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/10 at 100.50	N/R	83,153
109,270	Total New York			107,333,831

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.7%

$1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	$1,142,655

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
500	6.750%, 8/01/24	8/18 at 100.00	N/R	458,925
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	3,142,571

	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149-3:
2,650	13.566%, 1/15/47 (IF)	1/18 at 100.00	AA–	2,629,648
670	13.121%, 1/15/47 (IF)	1/18 at 100.00	AA–	664,895

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	4,911,610

	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2008, Tender Options Bond Trust 3248:
1,225	17.868%, 10/01/44 (IF)	10/16 at 100.00	AA+	1,371,682
645	17.901%, 10/01/44 (IF)	10/16 at 100.00	AA+	722,045
7,920	26.935%, 10/01/44 (IF)	10/16 at 100.00	AA+	13,343,299

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,644,460
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,476,856
28,535	Total North Carolina			32,508,646
	North Dakota – 0.0%

2,000	Grand Forks, North Dakota, Senior Housing Revenue Bonds, 4000 Valley Square, Series 2006, 5.300%, 12/01/34	12/15 at 100.00	N/R	1,523,740

265	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	4/10 at 100.00	N/R	260,646
2,265	Total North Dakota			1,784,386
	Ohio – 4.3%

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	878,131

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,750	6.000%, 6/01/42	6/17 at 100.00	BBB	1,395,258
39,125	6.500%, 6/01/47	6/17 at 100.00	BBB	32,973,376
54,720	5.875%, 6/01/47	6/17 at 100.00	BBB	41,984,467

12,950	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center Project, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	10,615,504

2,760	Greene County, Ohio, Revenue Bonds, Greene Town Center Improvements, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,827,399

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	748,070
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	631,230

6,240	Ohio Higher Educational Facilities Commission, Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2008, Trust 3140, 15.987%, 1/01/38 (IF)	1/18 at 100.00	AA–	7,036,973

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
695	20.299%, 1/01/34 (IF)	1/19 at 100.00	AA–	831,964
3,500	19.787%, 1/01/39 (IF)	1/19 at 100.00	AA–	4,049,430
2,500	19.787%, 1/01/39 (IF)	1/19 at 100.00	AA–	2,892,450

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591:
$2,000	20.102%, 1/01/39 (IF)	1/19 at 100.00	AA–	$2,313,960
2,500	20.102%, 1/01/39 (IF)	1/19 at 100.00	AA–	2,892,450

510	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	Caa1	399,009

3,010	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	Caa1	2,415,435

38,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Caa1	28,303,160

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	2,494,800
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	8,104,030

7,760	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	6,149,179

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	467,200

2,830	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/10 at 102.00	B+	2,196,618

2,400	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,081,352

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	9,994,433
18,400	6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	14,060,912

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27	7/17 at 102.00	N/R	3,890,500
236,280	Total Ohio			192,627,290
	Oklahoma – 1.6%

6,545	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	5,709,662

2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB–	1,677,080

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,856,927
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,773,802

805	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	4/10 at 100.00	B–	797,031

30,585	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/10 at 100.00	B–	26,039,457

28,055	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa2	27,545,521

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	1,752,973
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,046,862
79,265	Total Oklahoma			71,199,315
	Oregon – 0.4%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,115,990

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
$500	4.850%, 10/01/20	4/10 at 100.00	N/R	$359,765
130	5.000%, 10/01/21	7/10 at 100.00	N/R	91,920
735	5.350%, 10/01/31	4/10 at 100.00	N/R	446,152

4,570	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (6)	4/10 at 100.00	BB–	4,525,580

2,545	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	4/10 at 100.00	B2	2,357,103

1,500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	4/10 at 100.00	BB–	1,500,690

	The Hospital Facility Authority of Deschutes County, Oregon, Hospital Revenue Refunding Bonds (Cascade Healthcare Community, Inc.) Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A3	1,063,197
2,670	8.250%, 1/01/38	1/19 at 100.00	A3	3,138,799

2,115	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	1,926,638
18,665	Total Oregon			17,525,834
	Pennsylvania – 1.8%

	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
1,500	6.750%, 11/01/24	No Opt. Call	BB	1,560,090
3,200	6.875%, 5/01/30	11/19 at 100.00	BB	3,310,016

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Series A of 2008 (Robert Morris University), 6.000%, 10/15/38	10/18 at 100.00	Baa3	1,871,652

7,360	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB–	7,058,387

5,115	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,096,604

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	4/10 at 101.00	BB+	22,093

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,525	5.125%, 10/15/15	No Opt. Call	N/R	2,486,797
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	4,439,641
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	10,471,633

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
5,975	5.875%, 7/01/31	7/16 at 100.00	N/R	5,151,526
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	3,806,486

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	424,900

40	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	4/10 at 100.00	BBB	39,996

710	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	704,285

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$25,170	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/10 at 101.00	B+	$20,700,060

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	BBB+	999,910

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
2,000	5.250%, 6/01/14	4/10 at 100.00	BB	1,962,300
200	5.125%, 6/01/18	4/10 at 100.00	BB	179,372

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
600	6.500%, 1/01/13 (Alternative Minimum Tax)	7/10 at 100.00	CC	332,376
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	7/10 at 100.00	CC	826,860

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	1,027,460

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	809,510

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BB	4,287,058

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
920	5.800%, 5/01/16	No Opt. Call	BBB–	922,769
1,380	6.050%, 5/01/23	5/16 at 100.00	BBB–	1,337,110
985	6.250%, 5/01/33	5/16 at 100.00	BBB–	938,567

500	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	7/10 at 100.00	BB–	447,860

995	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	822,089
93,240	Total Pennsylvania			81,037,407
	Puerto Rico – 0.3%

280	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	6/10 at 100.00	CCC+	208,356

16,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	12,021,405

30	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	25,881
16,810	Total Puerto Rico			12,255,642
	Rhode Island – 0.7%

915	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005, 6.750%, 1/15/13	No Opt. Call	N/R	889,096

4,800	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2008, Trust 3210, 21.497%, 10/01/38 (IF)	4/18 at 100.00	AA+	5,864,160

8,630	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006-A1, 4.750%, 10/01/43 – FGIC Insured (Alternative Minimum Tax)	4/16 at 100.00	A+	7,162,900

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,622,184

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,280	6.125%, 6/01/32	6/12 at 100.00	BBB	1,222,694
15,540	6.250%, 6/01/42	6/12 at 100.00	BBB	14,795,323

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)

$1,345	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	$1,347,502
34,060	Total Rhode Island			32,903,859
	South Carolina – 1.1%

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39	11/17 at 100.00	N/R	4,533,072

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17	No Opt. Call	N/R	13,958,610

4,110	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,181,633

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	3,110,475

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
1,000	5.250%, 10/01/26	11/16 at 100.00	N/R	722,120
3,215	5.300%, 10/01/35	11/16 at 100.00	N/R	2,085,281

1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007, 5.950%, 9/01/31	9/12 at 100.00	BBB	953,280

1,430	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	1,442,927

5,000	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Calhoun School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	N/R	4,041,200

7,950	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Union County School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured	12/16 at 100.00	AA	6,193,289

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	981,134
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	822,190

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+	71,915
765	6.250%, 8/01/31	8/13 at 100.00	BBB+	776,988

4,050	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	N/R	2,961,927

1,000	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health), Series 2009, 5.750%, 8/01/39	8/19 at 100.00	BBB+	975,050

1,540	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	4/10 at 100.00	B+	1,401,877
56,067	Total South Carolina			48,212,968
	South Dakota – 0.2%

5,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40 (UB)	5/17 at 100.00	AA–	4,854,400

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 3109:
1,250	17.106%, 11/01/40 (IF)	11/19 at 100.00	AA–	1,378,625
250	16.817%, 11/01/40 (IF)	11/19 at 100.00	AA–	275,725
2,905	16.810%, 11/01/40 (IF)	11/19 at 100.00	AA–	3,203,925
9,405	Total South Dakota			9,712,675

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 3.0%

$1,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	$1,013,560

5,635	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.500%, 7/01/36	7/16 at 100.00	BBB+	5,489,279

30,645	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 200A, 5.486%, 9/01/32	3/13 at 100.00	N/R	27,971,837

	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C:
2,000	5.250%, 9/01/26	9/16 at 100.00	BBB+	1,902,100
6,515	5.250%, 9/01/36	9/16 at 100.00	BBB+	5,790,532

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37	11/17 at 100.00	N/R	870,000
19,500	5.500%, 11/01/46	11/17 at 100.00	N/R	11,310,000

4,750	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	BB+	4,616,573

69,078	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	65,901,794

12,415	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	10,478,012
153,038	Total Tennessee			135,343,687
	Texas – 9.2%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,335,450

2,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+	1,251,920

105	Angelina & Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Champion International Project, Series 1995, 6.300%, 4/01/18 (Alternative Minimum Tax)	9/10 at 100.00	Baa3	105,091

8,510	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001C-1, 9.750%, 1/01/26	1/11 at 100.00	N/R	8,030,547

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A:
780	5.250%, 1/01/15 – SYNCORA GTY Insured	No Opt. Call	Baa3	797,285
1,000	5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	Baa3	965,410
1,000	5.250%, 1/01/24 – SYNCORA GTY Insured	No Opt. Call	Baa3	911,860

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006B:
5,000	5.750%, 1/01/24	1/17 at 100.00	BB	4,388,800
19,350	5.750%, 1/01/34	1/17 at 100.00	BB	15,340,487

11,180	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Rutland Place Apartments, Series 1998A, 6.500%, 11/01/33	11/10 at 100.00	Caa1	6,669,653

8,000	Brazos Harbor Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, Dow Chemical Company Project, Series 2008, 5.900%, 5/01/38 (Mandatory put 5/01/28)	5/18 at 100.00	Baa1	7,807,200

2,590	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Caa3	2,134,393

2,105	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	CCC	1,111,945

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$7,800	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	CCC	$5,571,852

1,040	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities, Series 1994, 5.400%, 5/01/29 (Alternative Minimum Tax)	11/15 at 100.00	CCC	498,233

535	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	CCC	349,558

4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	CCC	2,535,746

3,500	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2006, 5.000%, 3/01/41 (Alternative Minimum Tax)	3/11 at 100.00	CCC	1,619,170

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Caa3	1,005,051

8,895	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	CCC	8,370,996

1,300	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	CCC	913,861

2,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CCC	1,648,180

5,250	Brazos River Harbor Navigation District of Brazoria County, Texas, Environmental Facilities Revenue Bonds, The Dow Chemical Company Project, Series 2002A-4, 5.950%, 5/15/33 (Alternative Minimum Tax)	5/18 at 102.00	BBB–	5,265,488

2,000	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	CCC	1,386,940

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	5,136,718

	City of Hackberry, Texas Combination Special Assessment and Contract Revenue Road and Utility Bonds, Series 2009 (Hackberry Hidden Cove Public Improvement District No. 2 Project):
890	8.625%, 9/01/29	9/19 at 100.00	N/R	891,202
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R	8,691,255

5,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	No Opt. Call	BBB–	6,331,985

2,850	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	4/10 at 100.00	CCC+	2,578,424

3,795	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	5/10 at 101.00	CCC+	2,696,385

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC+	2,276,064

6,250	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	4,048,563

2,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	2,225,950

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
$375	6.000%, 2/15/14	2/13 at 100.00	N/R	$375,709
895	7.000%, 2/15/24	2/13 at 100.00	N/R	876,984
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,061,434

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
3,070	7.000%, 9/01/25	9/14 at 100.00	N/R	3,038,226
15,660	7.125%, 9/01/34	9/14 at 100.00	N/R	15,476,152

500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BB+	507,745

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba1	2,554,212

1,570	Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue Bonds, Waste Management of Texas Inc. Project, Series 2003C, 5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	1,549,841

9,500	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/11 at 100.00	A	8,715,110

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,065,040

630	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R	643,010

8,605	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	7,061,005

6,740	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/14 at 102.00	N/R	6,358,651

1,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/11 at 100.00	B3	1,010,104

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
1,505	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B3	1,443,731
5,000	7.000%, 7/01/29	7/11 at 101.00	B3	4,866,350
6,050	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B3	5,718,884

385	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	4/10 at 100.00	B3	329,587

2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	4/10 at 100.00	B3	2,542,528

340	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–	302,668

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	3,542,947

220	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	221,047

4,500	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	N/R	4,439,610

	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Trust 2656:
3,500	12.005%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	BBB	599,970
4,110	11.391%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	BBB	1,783,781

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$11,090	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 2903, 17.774%, 1/01/38 (IF)	1/18 at 100.00	A3	$13,242,680

6,400	North Texas Tollway Authority, System Revenue Bonds, Series 2009, 6.250%, 1/01/39	1/19 at 100.00	A2	6,785,472

27,150	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	26,995,788

2,120	Port of Bay City Authority of Matagorda County, Texas, Revenue Bonds (Hoechst Celanese Corporation Project) Series 1996, 6.500%, 5/01/26 (Alternative Minimum Tax)	5/10 at 100.00	B+	2,066,661

7,450	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/12 at 101.00	B+	7,407,684

1,000	Richardson Hospital Authority, Texas, Hospital Revenue Refunding and Improvement Bonds, Baylor/Richardson Medical Center, Series 1998, 5.625%, 12/01/28	6/10 at 100.50	Baa2	904,620

	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004:
4,745	6.000%, 12/01/19	12/13 at 100.00	Baa2	4,746,139
3,275	5.875%, 12/01/24	12/13 at 100.00	Baa2	3,138,695
4,150	6.000%, 12/01/34	12/13 at 100.00	Baa2	3,814,390

715	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	6/10 at 101.00	CCC	441,291

590	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	CCC	555,243

3,365	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)	No Opt. Call	CCC	3,166,734

1,245	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	CCC	723,395

1,260	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	CCC	793,787

1,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Tarrant County Health Resources, Series 2008, Trust 1197, 14.974%, 11/15/42 (IF)	11/17 at 100.00	AA–	1,366,380

8,015	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources Project, Trust 1031, 12.132%, 2/15/36 (IF)	2/17 at 100.00	AA–	7,797,633

2,075	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,041,198

1,350	Tarrant County Cultural Education Facilities Finance Corporation Charter School Revenue Bonds, Texas, Trinity Basin Preparatory Project, Tax-Exempt Series 2009A, 7.750%, 6/01/39	12/19 at 100.00	BBB–	1,451,898

750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009B, 9.750%, 6/01/27	4/10 at 100.00	N/R	749,775

27,185	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A	29,136,067

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A:
1,000	5.250%, 12/15/17	No Opt. Call	A	1,040,080
100	5.250%, 12/15/22	No Opt. Call	A	99,716

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$4,115	5.250%, 12/15/24	No Opt. Call	A	$4,088,746
1,740	5.250%, 12/15/25	No Opt. Call	A	1,721,434

10,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 1.620%, 12/15/26	4/10 at 100.00	Baa1	6,797,500

8,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	8,483,989

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	819,800

9,230	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	N/R	7,190,447

3,695	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	3,487,711

7,400	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/31 – AMBAC Insured	8/12 at 32.81	BBB+	1,701,778

	Texas Turnpike Authority, Second Tier Revenue Bonds, Central Texas Turnpike System, Series 2002:
50,000	0.000%, 8/15/35 – AMBAC Insured	8/12 at 25.67	BBB+	8,289,500
50,055	0.000%, 8/15/37 – AMBAC Insured	8/12 at 22.71	BBB+	7,057,755

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3	3,568,562

535	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	CCC	292,094

21,155	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37	11/17 at 100.00	Baa3	20,661,242

9,880	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1	8,146,258

8,640	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	7,264,426

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – NPFG Insured (UB)	8/16 at 100.00	A	13,078,500
550,780	Total Texas			414,091,056
	Utah – 0.3%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	6/10 at 100.00	N/R	704,505

2,700	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,511,594

2,050	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	4/10 at 100.00	N/R	2,053,260

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,335	5.550%, 11/15/21	11/16 at 100.00	N/R	1,192,983
5,845	5.700%, 11/15/36	11/16 at 100.00	N/R	4,592,066

485	Toole County, Utah, Hazardous Waste Treatment Revenue Bonds, Union Pacific Corporation, Series 1992A, 5.700%, 11/01/26 (Alternative Minimum Tax)	4/12 at 100.00	BBB	488,056

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)

$1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	$1,405,845

675	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 6.000%, 7/15/37	7/15 at 102.00	N/R	551,853
15,590	Total Utah			13,500,162
	Virgin Islands – 0.0%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,327,755

750	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	756,233
1,990	Total Virgin Islands			2,083,988
	Virginia – 2.1%

6,220	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (6)	2/10 at 100.00	B2	5,619,583

3,020	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (6)	6/10 at 101.00	B2	3,024,802

3,540	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25, DD (Alternative Minimum Tax) (6)	6/10 at 101.00	B2	3,456,562

468	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	425,852

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	2,868,525

2,222	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	1,763,646

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R	3,385,500
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	10,180,440

260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	6/10 at 100.00	B+	243,448

7,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26	4/10 at 100.00	B+	6,893,320

45	Giles County Industrial Development Authority, Virginia, Solid Waste Faciltiy Revenue Bonds, Hoechst Celanese Corporation Project, Series 1992, 6.625%, 12/01/22 (Alternative Minimum Tax)	4/10 at 100.00	B+	44,994

2,950	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (6)	6/10 at 100.50	B2	2,717,688

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,632
40	6.350%, 7/01/12	7/10 at 102.00	N/R	41,044
110	6.550%, 7/01/14	7/10 at 102.00	N/R	112,921
45	6.625%, 7/01/15	7/10 at 102.00	N/R	46,144

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,946,270

900	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2006, 5.000%, 10/01/36 – FGIC Insured	10/16 at 100.00	AAA	876,654

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)

$5,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Tender Option Bond Trust 11798, 17.610%, 10/01/36 – FGIC Insured (Alternative Minimum Tax) (IF)	10/16 at 100.00	AAA	$4,481,700

	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AAA	870,779
1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AAA	436,744
6,060	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AAA	1,498,093
7,245	0.000%, 10/01/33 – AGC Insured	No Opt. Call	AAA	1,630,705
8,060	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AAA	1,699,370
1,300	0.000%, 10/01/35 – AGC Insured	No Opt. Call	AAA	256,048
49,000	0.000%, 10/01/37	No Opt. Call	BBB+	7,164,780
21,625	0.000%, 10/01/38	No Opt. Call	BBB+	2,917,213
16,335	0.000%, 10/01/39	No Opt. Call	BBB+	2,031,584
15,275	0.000%, 10/01/40	No Opt. Call	BBB+	1,755,098

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	2,750,853

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	635,774

7,400	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BBB	5,186,142

977	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	923,636

13,000	Virginia Small Business Financing Authority Revenue Bonds (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project), Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R	13,516,360
209,097	Total Virginia			92,427,904
	Washington – 1.2%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34	6/19 at 100.00	AA	1,696,649

2,500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.408%, 6/01/39 (IF)	6/19 at 100.00	AA	3,005,900

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,890	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,486,372
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,689,927

24,220	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30	4/11 at 101.00	N/R	24,227,993

2,230	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	1,564,702

	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center Project, Series 2003A:
1,525	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,304,470
3,010	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	2,515,848

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Swedish Health Services, Series 2009A, 6.500%, 11/15/30	11/14 at 100.00	A2	3,143,910

7,710	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D'Alene Fiber Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)	12/17 at 100.00	N/R	5,500,083

4,255	Washington State Healthcare Facilities Authority, Revenue Bonds, Children's Hospital and Regional Medical Center, Series 2008, Trust 1180, 16.598%, 10/01/35 (IF)	10/18 at 100.00	Aa3	4,637,227

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Washington (continued)

$3,680	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.625%, 6/01/32	6/13 at 100.00	BBB		$3,689,899
57,925	Total Washington				54,462,980
	West Virginia – 0.9%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		290,923

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R		1,623,159

	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008:
14,500	6.500%, 10/01/38	10/18 at 100.00	N/R		13,505,300
25,050	6.750%, 10/01/43	10/18 at 100.00	N/R		23,357,622
41,590	Total West Virginia				38,777,004
	Wisconsin – 1.3%

2,440	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R		2,296,870

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(5)	581,787

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22	8/15 at 102.00	N/R		248,025

3,465	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2008, Trust 1155, 13.591%, 11/15/31 (IF)	11/16 at 100.00	AA		3,624,702

1,115	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/10 at 100.00	A3		1,090,715

90	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/10 at 100.00	BBB+		90,017

5,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.076%, 8/15/37 (IF)	2/20 at 100.00	AA–		5,715,675

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		2,084,850

6,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		5,045,101

9,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 1997, 5.750%, 2/15/27 – NPFG Insured	2/10 at 100.00	A		9,400,702

5,425	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare Inc., Tender option Bond Trust 3114, 15.815%, 2/15/32 – NPFG Insured (IF)	2/12 at 101.00	A+		4,233,996

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,176,957
875	6.125%, 4/01/24	4/14 at 100.00	N/R		878,255
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R		961,390

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	A1		507,965

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB		2,650,848

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–		2,369,556

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, Trust 2113:
$9,750	14.078%, 8/15/30 (IF)	8/16 at 100.00	BBB+	$5,581,290
3,535	14.564%, 8/15/31 (IF)	8/16 at 100.00	BBB+	2,057,724
3,750	14.574%, 8/15/34 (IF)	8/16 at 100.00	BBB+	1,862,850

7,855	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/26 (UB)	8/16 at 100.00	BBB+	7,223,457
70,935	Total Wisconsin			59,682,732
	Wyoming – 0.3%

13,125	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB+	12,153,840
$5,574,654	Total Investments (cost $4,881,584,262) – 100.6%			4,506,543,937
	Floating Rate Obligations – (3.5)%			(158,752,000)
	Other Assets Less Liabilities – 2.9%			134,039,719
	Net Assets – 100%			$4,481,831,656

Investments in Derivatives

Forward Swaps outstanding at January 31, 2010:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$89,000,000	Receive	3-Month USD-LIBOR	4.675%	Semi-Annually	7/23/10	7/23/39	$(2,162,700)
JPMorgan	17,000,000	Receive	3-Month USD-LIBOR	3.265	Semi-Annually	1/15/10	1/15/39	3,065,100
JPMorgan	38,000,000	Receive	3-Month USD-LIBOR	3.413	Semi-Annually	4/09/10	4/09/39	6,551,200
Royal Bank of Canada	21,000,000	Receive	3-Month USD-LIBOR	3.327	Semi-Annually	4/23/10	4/23/39	3,945,900
								$11,399,500

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$4,506,543,937	$—	$4,506,543,937
Derivatives:
Forward Swaps*	—	11,399,500	—	11,399,500
Total	$—	$4,517,943,437	$—	$4,517,943,437
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosure about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows,

52	Nuveen Investments

if any. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$13,562,200	Unrealized depreciation on forward swaps*	$2,162,700
*	Represents cumulative appreciation (depreciation) of forward swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $4,724,161,713.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$250,959,629
Depreciation	(627,327,469)
Net unrealized appreciation (depreciation) of investments	$(376,367,840)

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

January 31, 2010

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of January 31, 2010, investments with a value of $209,731,531 have been pledged as collateral for Borrowings. The Fund did not have any Borrowings outstanding as of January 31, 2010.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	At or subsequent to the reporting period, the Fund’s Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(9)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(10)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely to meet its interest obligations and directed the Fund’s custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

(11)	Investment, or portion of investment, has been pledged as collateral for inverse floating rate transactions.

(12)	Effective Date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

DD	Portion of investment purchased on a delayed delivery basis.

N/A	Not available.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

54	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 2.5%

$3,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2		$2,484,540

2,550	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB		2,281,332

1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AAA		993,230

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	A2		2,089,760

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 102.00	A3	(4)	5,190,450
13,550	Total Alabama				13,039,312
	Arizona – 1.8%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	2,254,455

1,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009B, 5.500%, 6/01/34 (Mandatory put 6/01/14)	No Opt. Call	Baa2		1,052,110

2,000	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, San Juan Porject, Series 2009A, 4.950%, 10/01/20	No Opt. Call	BBB–		1,986,780

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A		937,390
3,000	5.000%, 12/01/37	No Opt. Call	A		2,567,430

1,000	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R		802,000
10,100	Total Arizona				9,600,165
	California – 7.8%

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009, Trust 2985-1, 17.604%, 4/01/34 (IF)	4/18 at 100.00	AA		1,069,540

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	AA–		2,230,360

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	4/10 at 100.00	BBB		500,060

1,000	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	4/10 at 100.00	BBB		1,001,020

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	BBB+		1,400,396
1,490	5.500%, 6/01/19	12/13 at 100.00	BBB+		1,525,179

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1, 6.125%, 11/01/29	11/19 at 100.00	BBB+		3,076,020

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.719%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AAA		1,623,762

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.500%, 7/01/31	7/17 at 100.00	A		1,012,090

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$810	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 13.549%, 11/15/46 (IF)	11/16 at 100.00	Aa3	$677,889

1,890	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 15.732%, 11/15/46 (IF)	11/16 at 100.00	Aa3	1,581,741

2,605	Camarillo Community Development Commission, California, Corridor Project Tax Allocation Bonds, Series 2009, 6.000%, 9/01/41	9/19 at 100.00	A–	2,573,193

205	Certificates of Participation, California, Refunding Project, 2009 Series A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AAA	197,427

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	Aaa	4,806,640

2,000	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	1,322,720

510	Etiwanda School District Coyote Canyon Public Facilities, California, CFD 2004-1 Improvement Area 2, 6.500%, 9/01/32	9/19 at 100.00	N/R	508,169

4,440	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	3,390,606

1,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 (WI/DD, Settling 2/01/10) – FGIC Insured	6/15 at 100.00	AAA	1,213,290

500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2006C, 5.000%, 7/01/29	7/16 at 100.00	AAA	525,885

2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009, 7.000%, 11/01/34	No Opt. Call	A	3,030,426

250	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008, 6.000%, 7/01/18 (Alternative Minimum Tax)	7/14 at 102.00	N/R	234,880

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,411,053

3,000	Palomar Pomerado Health, Calfornia, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa2	3,111,930

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009, 6.500%, 8/01/39	8/19 at 100.00	A–	704,398

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AAA	1,487,505
45,035	Total California			40,216,179
	Colorado – 3.0%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	900,700

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
850	4.800%, 12/01/17	No Opt. Call	N/R	678,759
1,150	5.000%, 12/01/26	12/17 at 100.00	N/R	741,739

475	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Ponite Academy of Westminster Project) A Charter School Chartered Through Adams County School District No. 50 Adams County, Colorado Series 2009, 5.000%, 7/15/39	7/19 at 100.00	N/R	436,653

1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	1,230,812

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	N/R	427,600

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	$879,970

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	No Opt. Call	N/R	1,510,890

2,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AAA	2,091,620

325	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	254,079

1,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.000%, 12/01/25 – AGC Insured	12/19 at 100.00	AAA	1,136,010

	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities, Series 2008:
1,080	6.250%, 11/15/28	No Opt. Call	A	1,162,156
2,775	6.500%, 11/15/38	No Opt. Call	A	3,020,310

1,745	Tallgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.250%, 12/01/37	12/16 at 100.00	N/R	1,306,516
16,630	Total Colorado			15,777,814
	Connecticut – 1.4%

5,115	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/10 at 101.00	BBB	5,150,907

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 18.078%, 7/01/42 (IF)	7/17 at 100.00	AAA	1,216,080

1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (WI/DD, Settling 2/04/10)	4/20 at 100.00	N/R	1,002,020
7,115	Total Connecticut			7,369,007
	District of Columbia – 1.1%

1,000	District of Columbia, Friendship Public Charter School, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	838,750

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	A	4,667,364
5,365	Total District of Columbia			5,506,114
	Florida – 6.1%

560	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	397,029

850	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	926,721

1,500	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.400%, 5/01/33	5/13 at 101.00	A+	1,541,295

790	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	603,015

350	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	244,825

1,000	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2008, 7.500%, 5/01/15	No Opt. Call	N/R	932,540

1,555	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,352,197

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – AGM Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	3,527,304

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,745	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	No Opt. Call	N/R	$1,475,956

750	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	A–	761,505

1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A2	1,502,895

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AAA	2,051,120

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AAA	1,079,302

1,000	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Golf and Country Club Area A, Series 2005-A2, 5.500%, 5/01/26	5/15 at 100.00	N/R	782,670

2,565	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	2,166,091

1,000	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2009A, 5.000%, 1/01/39	1/19 at 100.00	AA+	1,001,390

2,000	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A, 7.125%, 5/01/39	5/18 at 100.00	N/R	1,467,780

1,950	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	807,164

1,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	625,370

3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	N/R	3,412,110

3,905	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	2,664,030

500	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	402,565

3,000	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003, 6.125%, 5/01/35	5/13 at 101.00	N/R	2,151,750
37,070	Total Florida			31,876,624
	Georgia – 2.1%

750	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A, Series 2008B, Series 2008C, Series 2009B, Series 2009C, 7.500%, 1/01/31	1/19 at 100.00	N/R	753,315

2,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	N/R	2,017,160

1,415	Dekalb County Housing Authority, Georgia, Subordinate Multifamily Housing Revenue Bonds, Greens of Stonecrest Project, 2001B Pass-Through Ceritificate Series 2001-8, 5.900%, 11/01/34 (Mandatory put 11/01/18) (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,305,493

1,000	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (5)	7/10 at 100.00	BB–	978,270

5,000	Georgia State, General Obligation Bonds, Refunding Series 2009E, 5.000%, 7/01/20 (6)	7/19 at 100.00	AAA	5,806,450
10,165	Total Georgia			10,860,688
	Idaho – 0.2%

1,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	1,113,730

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 8.5%

$1,000	Bryant, Illinois, Pollution Control Revenue Refunding Bonds, Central Illinois Light Company, Series 1993, 5.900%, 8/01/23	4/10 at 100.00	BBB+	$1,000,400

985	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	875,054

2,500	CenterPoint Intermodal Center Program, Illinois, Trust Series 2004 Class A Certificates, 7.500%, 6/15/23	No Opt. Call	N/R	2,500,000

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	A	1,570,190
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	A	1,737,277

2,337	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, Trust 1060, 21.270%, 6/01/39 (Alternative Minimum Tax) (IF)	6/17 at 104.00	Aaa	2,725,222

5,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	6/10 at 100.00	BBB–	4,953,150

1,665	Illinois Finance Authority Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39	5/19 at 100.00	A–	1,746,319

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,142,540

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	494,480

1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,140,350

5,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	4,409,450

3,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	3,106,980

925	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005, 5.250%, 3/01/30 (WI/DD, Settling 2/18/10) – AGM Insured	3/20 at 100.00	AAA	913,687

455	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	458,635

1,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Tender Option Bond Trust 3589, 16.964%, 4/20/41 (Alternative Minimum Tax) (IF)	4/16 at 100.00	AAA	796,540

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	803,810

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	B+	2,022,690

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	N/R	1,205,618

1,417	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	1,269,675

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	5,342,670

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AA	1,813,251
43,454	Total Illinois			44,027,988
	Indiana – 3.5%

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – AGM Insured	1/12 at 100.00	AAA	3,045,276

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,343,063

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
$1,000	5.000%, 8/01/24	8/16 at 100.00	Baa3	$901,340
500	5.250%, 8/01/36	8/16 at 100.00	Baa3	425,945

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
1,500	5.250%, 10/15/18	No Opt. Call	Aa3	1,548,780
5,000	5.250%, 10/15/20	No Opt. Call	Aa3	5,061,750

1,400	Indiana Finance Authority Educational Facilities Revenue Bonds, Series 2009 (Drexel Foundation For Educational Excellence, Inc. – Educational Facility Project), 6.625%, 10/01/29	10/19 at 100.00	BBB–	1,391,768

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	1,185,874

3,000	Jasper County, Indiana Pollution Control, Northern Indiana Public Service, Commercial Paper, 5.600%, 11/01/16 – MBIA Insured	No Opt. Call	Baa1	3,245,700
17,465	Total Indiana			18,149,496
	Iowa – 0.8%

	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009:
500	5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	513,970
800	5.625%, 8/15/37 – AGC Insured	8/19 at 100.00	Aa3	829,568

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,194,652

1,500	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,527,255
4,290	Total Iowa			4,065,445
	Kansas – 0.3%

1,385	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	1,452,643
	Kentucky – 1.3%

1,900	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	1,908,987

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	Aa3	1,617,585

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/10 at 100.00	BB–	1,778,400

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37	2/18 at 100.00	A	1,452,981
6,805	Total Kentucky			6,757,953
	Louisiana – 5.6%

2,075	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	Ba1	2,080,810

180	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	186,251

5,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–	5,620,021

3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB	3,104,850

60	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Louisiana (continued)

$2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – NPFG Insured	12/12 at 100.00	A		$2,696,953

4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R		3,182,920

2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+		2,111,800

2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18	No Opt. Call	AAA		2,133,980

1,000	Rapides Parish Finance Authority, Louisiana, Pollution Control Revenue Bonds, Cleco Utility Group Inc. Project, Series, 6.000%, 10/01/38 (Mandatory put 10/01/11)	10/11 at 100.00	BBB		1,053,220

1,000	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/11 at 100.00	N/R		999,880

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
4,750	5.500%, 5/15/30	5/11 at 101.00	BBB		4,755,463
1,245	5.875%, 5/15/39	5/11 at 101.00	BBB		1,172,939
29,380	Total Louisiana				29,099,087
	Maryland – 1.0%

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA+		5,273,550
	Massachusetts – 2.7%

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R		4,241,938

1,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series A (2009) Series B (2009) (Federally Taxable), 5.750%, 7/01/39	7/19 at 100.00	BBB		1,573,560

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/10 at 101.00	BBB		2,826,480

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – NPFG Insured	8/12 at 100.00	AA	(4)	5,543,250
14,250	Total Massachusetts				14,185,228
	Michigan – 2.9%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	AA		2,787,178

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA		555,220

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB		1,008,450

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
2,000	5.250%, 8/15/23	2/10 at 100.00	Ba3		1,692,160
10	5.250%, 8/15/28	2/10 at 100.00	BB–		7,474

500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.625%, 11/15/29	11/19 at 100.00	A1		494,950

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/10 at 100.00	BB–		2,955,570

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A2		2,000,180

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1	$3,494,310
14,765	Total Michigan			14,995,492
	Minnesota – 1.3%

3,000	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	3,335,460

2,500	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	BB+	2,303,425

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,148,332
6,580	Total Minnesota			6,787,217
	Missouri – 1.4%

2,540	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	2,364,181

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Series 2009, 5.875%, 10/01/36	10/19 at 100.00	A–	2,512,583

1,855	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/10 at 100.00	N/R	1,389,228

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,068,683
8,302	Total Missouri			7,334,675
	Nevada – 1.4%

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30 (WI/DD, Settling 2/03/10)	1/20 at 100.00	Aa3	1,992,320

2,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%, 6/15/23	6/19 at 100.00	A	2,255,440

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,400	6.500%, 9/01/20	9/18 at 100.00	N/R	1,358,294
1,900	6.750%, 9/01/27	9/18 at 100.00	N/R	1,774,125
7,300	Total Nevada			7,380,179
	New Hampshire – 2.6%

3,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – NPFG Insured	5/12 at 101.00	A	3,601,535

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,477,635

1,155	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Refunding Series 2003B, 5.600%, 10/01/22	No Opt. Call	BBB+	1,153,857

3,250	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	3,402,230

1,720	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	1,726,570
13,125	Total New Hampshire			13,361,827
	New Jersey – 4.6%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa2	1,650,661

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B:
$2,000	6.250%, 12/01/18	No Opt. Call	Baa2	$2,185,660
600	7.500%, 12/01/32	6/19 at 100.00	Baa2	678,702

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 19.460%, 6/01/30 (IF) (6)	6/19 at 100.00	AA	1,577,196

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–	7,909,860

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AAA	3,407,970

700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	726,733

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	Aa3	1,072,920

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AAA	2,299,820

1,010	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,094,648

1,460	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	BBB	1,028,731
21,440	Total New Jersey			23,632,901
	New Mexico – 0.6%

2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico – San Juan Project, Series 1997A, 5.800%, 4/01/22	4/10 at 100.00	Baa3	1,994,640

1,195	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	1,171,781
3,195	Total New Mexico			3,166,421
	New York – 6.6%

	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,126,466
2,000	6.375%, 7/15/43	No Opt. Call	BBB–	2,050,900

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	3,385,800

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	4,071,320

1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	B–	992,520

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 17.764%, 6/15/39 (IF)	6/19 at 100.00	AA+	1,135,980

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,470,400

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	3,693,515

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,422,011

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	5,370,600

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	4/10 at 100.00	N/R	$4,512,550
32,725	Total New York			34,232,062
	North Carolina – 1.4%

1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	917,850

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
585	27.161%, 10/01/41 (IF)	10/15 at 100.00	AA+	998,379
1,920	26.935%, 10/01/44 (IF)	10/16 at 100.00	AA+	3,234,739

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–	1,171,020

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	1,160,290
5,505	Total North Carolina			7,482,278
	Ohio – 1.2%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA	2,527,116

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
2,000	6.500%, 6/01/47	6/17 at 100.00	BBB	1,685,540
2,480	5.875%, 6/01/47	6/17 at 100.00	BBB	1,902,805

200	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, Non-AMT, 5.625%, 10/01/19	No Opt. Call	BBB–	206,074
7,115	Total Ohio			6,321,535
	Oklahoma – 0.4%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – SYNCORA GTY Insured	11/14 at 100.00	A	1,832,900
	Oregon – 0.2%

1,000	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	4/10 at 100.00	BB–	1,000,460
	Pennsylvania – 1.2%

1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	N/R	967,890

1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	1,034,890

3,405	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23	No Opt. Call	A3	3,592,207

445	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	460,223
5,850	Total Pennsylvania			6,055,210
	Puerto Rico – 1.7%

1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA+	1,050,569

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
4,000	5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	BBB+	4,024,640
1,000	5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	BBB+	984,550

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico (continued)

$3,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	$2,549,995
9,530	Total Puerto Rico			8,609,754
	Rhode Island – 0.2%

1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	6/12 at 100.00	BBB	955,230
	South Carolina – 2.3%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	230,634

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A	2,510,275
3,250	5.500%, 10/01/31	10/11 at 100.00	A	3,252,308

1,280	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	1,291,571

2,400	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	2/13 at 100.00	Aa2	2,504,544

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	Aa2	2,203,800
11,630	Total South Carolina			11,993,132
	Tennessee – 2.4%

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
500	6.000%, 10/01/23	10/18 at 100.00	AA	562,110
1,500	6.125%, 10/01/28	10/18 at 100.00	AA	1,675,590

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A2	1,023,740

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	2,587,991

2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 200A, 5.486%, 9/01/32	3/13 at 100.00	N/R	1,825,540

1,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37	11/17 at 100.00	N/R	580,000

4,602	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	4,390,400
13,037	Total Tennessee			12,645,371
	Texas – 5.4%

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	No Opt. Call	BBB–	2,417,856

1,500	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,335,570

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AA+	1,261,745

2,000	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/14 – NPFG Insured	4/10 at 100.00	A	1,540,460

1,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB	1,077,010

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.125%, 3/01/31	3/19 at 100.00	AA	$1,578,390

2,000	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/33	1/18 at 100.00	A3	2,053,620

3,000	North Texas Tollway Authority, System Revenue Bonds, Series 2009, 6.000%, 1/01/28	1/19 at 100.00	A2	3,198,120

1,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	Baa2	919,130

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	3,234,767

1,000	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009-B2, 6.500%, 2/15/14	11/11 at 100.00	N/R	1,001,380

1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/24	No Opt. Call	A	993,620

810	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	846,831

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	819,800

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 17.362%, 8/01/34 (IF)	8/19 at 100.00	AA+	2,165,485

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Ba1	3,099,698

500	Uptown Development Authority Tax Increment Revenue Bonds, Texas, Series 2009 Infrastructure Improvement Facilities, 5.250%, 9/01/24	9/19 at 100.00	BBB+	487,545
27,520	Total Texas			28,031,027
	Utah – 0.9%

3,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	4/10 at 100.00	N/R	3,530,605

	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	443,140
950	6.500%, 6/15/38	6/17 at 100.00	N/R	822,102
4,975	Total Utah			4,795,847
	Virgin Islands – 1.0%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	502,865

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,327,755

875	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	882,271

2,625	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/21	7/10 at 100.00	N/R	2,501,599
5,240	Total Virgin Islands			5,214,490
	Virginia – 1.0%

1,075	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	4/10 at 100.00	BBB	1,075,194

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)

$3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	4/10 at 101.00	Aa3	$3,031,740

1,000	Virginia Small Business Financing Authority Revenue Bonds (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project), Series 2009, 9.000%, 7/01/39	7/14 at 102.00	N/R	1,039,720
5,075	Total Virginia			5,146,654
	Washington – 1.2%

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – NPFG Insured	9/12 at 100.00	A	190,461

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.590%, 6/01/34 (IF)	6/19 at 100.00	AA	1,204,742

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Swedish Health Services, Series 2009A, 6.500%, 11/15/30	11/14 at 100.00	A2	1,047,970

3,490	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	3,609,847
5,625	Total Washington			6,053,020
	West Virginia – 0.3%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	No Opt. Call	N/R	448,720

1,000	West Virginia Hospital Finance Authority Hospital Revenue Bonds (Thomas Health System, Inc.) Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	977,710
1,500	Total West Virginia			1,426,430
	Wisconsin – 4.1%

1,700	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,837,921

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–	3,531,920

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	A1	2,858,780

335	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2008, Trust 1155, 13.591%, 11/15/31 (IF)	11/16 at 100.00	AA	350,440

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/10 at 100.00	A3	1,956,440

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010, 5.250%, 4/15/24	4/20 at 100.00	A3	991,030

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A3	2,054,280

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	2,934,810

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009:
1,800	6.625%, 2/15/32	2/14 at 100.00	A+	1,879,758
525	6.625%, 2/15/39	2/19 at 100.00	A+	566,239

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health, Trust 2113, 14.078%, 8/15/33 (IF)	8/13 at 100.00	BBB+	1,211,250

780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006, 5.250%, 8/15/26	8/16 at 100.00	BBB+	727,506

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

$250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	BBB+	$223,273
22,150	Total Wisconsin			21,123,647
	Wyoming – 0.8%

1,325	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A+	1,398,127

1,120	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26 (Mandatory put 7/14/26)	No Opt. Call	A–	1,163,904

1,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB+	1,389,010
3,945	Total Wyoming			3,951,041
$507,918	Total Investments (cost $484,395,850) – 96.8%			501,899,823
	Other Assets Less Liabilities – 3.2%			16,622,857
	Net Assets – 100%			$518,522,680

Investments in Derivatives

Forward Swaps outstanding at January 31, 2010:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$3,000,000	Receive	3-Month USD-LIBOR	3.293%	Semi-Annually	2/12/10	2/12/39	$540,900
JPMorgan	2,000,000	Receive	3-Month USD-LIBOR	4.758	Semi-Annually	1/14/11	1/14/40	(36,800)
Morgan Stanley	2,750,000	Receive	3-Month USD-LIBOR	4.698	Semi-Annually	1/28/11	1/28/40	(20,075)
								$484,025

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$501,899,823	$—	$501,899,823
Derivatives:
Forward Swaps*	—	484,025	—	484,025
Total	$—	$502,383,848	$—	$502,383,848
*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosure about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows,

68	Nuveen Investments

if any. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$540,900	Unrealized depreciation on forward swaps*	$56,875
*	Represents cumulative appreciation (depreciation) of forward swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $483,686,513.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$30,291,530
Depreciation	(12,078,220)
Net unrealized appreciation (depreciation) of investments	$18,213,310

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives entered into by the Fund during the period.

(7)	Effective Date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Alabama – 2.1%

$9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	A	(4)	$9,390,780

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – NPFG Insured	8/12 at 77.49	A		8,411,955
21,255	Total Alabama				17,802,735
	Arizona – 0.7%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – NPFG Insured	7/14 at 100.00	AA+		1,036,850

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AA		5,066,580
7,000	Total Arizona				6,103,430
	Arkansas – 0.4%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – NPFG Insured	11/14 at 100.00	Aa3		2,088,360

1,000	University of Arkansas, Fort Smith, Student Fee Revenue Bonds, Series 20019, 4.750%, 12/01/34	6/19 at 100.00	Aa3		1,003,680
3,000	Total Arkansas				3,092,040
	California – 15.3%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	A–		1,273,752

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	Aa2		5,019,300

10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 (Pre-refunded 12/01/14) – MBIA Insured	12/14 at 100.00	AAA		11,708

990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA		1,035,104

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2		985,950

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	AAA		979,160

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+		3,961,611

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA		5,333,121

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	BBB+		4,662,100

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa3		2,330,730

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 –AMBAC Insured	12/14 at 100.00	A–		4,150,080

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A–		1,304,532

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	BBB+		5,258,400

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–		1,323,319

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AAA		890,525

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	California (continued)

$6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AAA		$6,128,760

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	A+		5,121,530

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	2/10 at 100.00	A	(4)	15,222,896

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA		11,493,298

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	A		1,878,427

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA		2,630,150

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – AGM Insured	5/15 at 100.00	AAA		10,235,700

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+		1,510,320

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	5/11 at 100.00	A1		6,932,535

2,405	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/24 – AGM Insured	6/17 at 100.00	AAA		2,056,155

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	A		2,717,521
51,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A		8,748,540

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	A		6,642,888

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AA		3,586,137

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – NPFG Insured	10/12 at 100.00	AA–		5,091,950

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+		1,964,320
180,875	Total California				130,480,519
	Colorado – 2.8%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	6/10 at 100.00	A1		5,092,724
5,000	6.000%, 12/01/29 – AMBAC Insured	6/10 at 100.00	A1		5,039,950

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A		2,125,855

15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A		3,593,100

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – NPFG Insured	9/10 at 65.63	Aaa		2,452,838

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa		1,112,279

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – NPFG Insured	12/14 at 100.00	Aa3	$2,926,534

1,390	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AA–	1,452,077
36,190	Total Colorado			23,795,357
	Connecticut – 0.7%

3,475	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	3,630,958

2,125	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	2,259,003
5,600	Total Connecticut			5,889,961
	Florida – 4.0%

925	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – AGM Insured (Alternative Minimum Tax)	7/10 at 100.00	AAA	962,870

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – AGM Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	3,957,353

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – AGM Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	6,094,816

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A	3,523,380
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A	6,392,609

10,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 – FGIC Insured	7/15 at 100.00	AAA	10,151,300

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
830	5.550%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	840,815
2,505	5.750%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,521,834
34,020	Total Florida			34,444,977
	Georgia – 4.3%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A1	2,061,080

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AAA	7,189,280

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – NPFG Insured	7/14 at 100.00	A3	5,061,433

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,361,200
2,490	5.250%, 5/01/23 – NPFG Insured	5/14 at 100.00	Aa3	2,548,839
2,440	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	2,470,573

11,075	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Thrid Indenture Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA+	11,483,114

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – SYNCORA GTY Insured	7/13 at 100.00	Aa3	2,326,613

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2	975,690

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Georgia (continued)

$1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AAA		$1,007,390
35,460	Total Georgia				36,485,212
	Hawaii – 1.3%

5,795	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 – AGM Insured	2/12 at 100.00	AAA		6,213,921

4,205	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/21 (Pre-refunded 2/01/12) – AGM Insured	2/12 at 100.00	AAA		4,612,927
10,000	Total Hawaii				10,826,848
	Idaho – 0.5%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3		1,067,510
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3		1,131,264

2,210	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI, 5.500%, 7/01/38	7/19 at 100.00	N/R		2,285,405
4,275	Total Idaho				4,484,179
	Illinois – 4.3%

3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.506%, 12/01/24 (IF)	6/16 at 100.00	AAA		4,061,730

8,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 101.00	AA–		8,098,960

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A1		2,995,003

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – NPFG Insured (Alternative Minimum Tax)	1/12 at 100.00	A1		3,091,050

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – NPFG Insured	6/10 at 100.00	AAA		310,763

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	A		1,994,345

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AA		6,611,280

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – NPFG Insured	12/10 at 100.00	A+		2,795,834

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – MBIA Insured	No Opt. Call	AAA		2,008,600

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	A		4,387,268
46,695	Total Illinois				36,354,833
	Indiana – 5.8%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	3,422,296
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	A+	(4)	9,231,616

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – MBIA Insured	7/12 at 100.00	AA+	(4)	4,426,560

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Indiana (continued)

$4,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+		$3,906,320

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AAA		3,761,380

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA–	(4)	13,159,281
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – NPFG Insured	7/12 at 100.00	AA–	(4)	6,720,457

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AA+	(4)	3,319,920

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) – MBIA Insured	4/12 at 100.00	A	(4)	1,106,907
45,300	Total Indiana				49,054,737
	Kansas – 0.8%

3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA		3,200,083

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – AGM Insured	9/14 at 101.00	AAA		3,262,233
6,200	Total Kansas				6,462,316
	Louisiana – 2.1%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – NPFG Insured	11/14 at 100.00	A1		3,202,227

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+		2,561,705

2,600	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A		2,651,194

10,000	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AAA		9,805,500
18,305	Total Louisiana				18,220,626
	Maine – 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – AGM Insured	4/10 at 100.00	AAA		180,382
	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		939,876
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	Baa3		1,552,058
2,800	Total Maryland				2,491,934
	Massachusetts – 3.2%

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.656%, 7/01/34 (IF)	7/19 at 100.00	AA		6,843,755

8,485	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	N/R		8,488,309

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2009-14, 13.212%, 8/01/38 (IF)	8/19 at 100.00	AAA		2,717,099

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	9,120,400
25,485	Total Massachusetts				27,169,563

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 3.3%

$12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	$6,766,963

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – NPFG Insured	5/15 at 100.00	AA–	8,736,896

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – SYNCORA GTY Insured	4/13 at 100.00	BB	2,735,603

2,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	4/10 at 100.00	AA	2,421,137

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA	1,960,800

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	A	5,573,264
33,575	Total Michigan			28,194,663
	Minnesota – 1.4%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	A	2,197,795

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – AGM Insured	5/10 at 101.00	Aa3	9,790,907
11,825	Total Minnesota			11,988,702
	Missouri – 1.5%

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 3604, 13.660%, 11/15/39 (IF)	11/19 at 100.00	AAA	5,266,924

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AAA	7,826,100
12,055	Total Missouri			13,093,024
	Nevada – 1.1%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	6/10 at 102.00	BBB	3,635,875

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	Aa3	2,064,920

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
4,070	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	Caa2	1,148,635
2,000	5.375%, 1/01/40 – AMBAC Insured	7/10 at 100.00	Caa2	833,340

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	BBB+	2,028,054
13,795	Total Nevada			9,710,824
	New Hampshire – 0.5%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 13.903%, 6/01/39 (IF)	6/19 at 100.00	AA+	4,058,210
	New Jersey – 2.8%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,803,400
1,775	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,797,028

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

$2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	$2,391,488

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,862,440
4,000	5.000%, 1/01/23 – AGM Insured	7/13 at 100.00	AAA	4,168,200

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AAA	3,229,890
3,315	5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AAA	3,519,469
22,515	Total New Jersey			23,771,915
	New Mexico – 0.5%

4,230	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%, 7/01/23 – AGM Insured	7/14 at 100.00	AAA	4,382,407
	New York – 3.5%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	A	1,937,848

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,765,666

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.221%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,198,240
2,335	13.209%, 2/15/39 (IF)	2/19 at 100.00	AAA	2,566,212

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	3,696,741

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,694,714

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AAA	820,977

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,186,300

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	Aa3	135,670

1,035	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,093,726

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,798,476
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,592,356
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,047,470
28,590	Total New York			29,534,396
	North Carolina – 1.6%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2009-43W, 13.299%, 7/01/38 (IF)	7/20 at 100.00	AAA	2,144,402

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,141,690

7,950	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2009, 5.000%, 6/01/39	6/19 at 100.00	AAA	8,345,751
12,730	Total North Carolina			13,631,843
	North Dakota – 0.6%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	A	4,879,050
	Ohio – 2.9%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
130	5.125%, 6/01/24	6/17 at 100.00	BBB	120,806

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Ohio (continued)
$1,420	5.875%, 6/01/30	6/17 at 100.00	BBB		$1,225,929
1,370	5.750%, 6/01/34	6/17 at 100.00	BBB		1,139,196
3,145	5.875%, 6/01/47	6/17 at 100.00	BBB		2,413,033

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – AGM Insured	6/14 at 100.00	AAA		1,057,120

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	BBB+		2,561,600

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A2		7,859,811

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AAA		2,362,886

2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	Aa3	(4)	3,026,813

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa		2,949,090
25,950	Total Ohio				24,716,284
	Oklahoma – 0.5%

1,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	A		927,370

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	A		2,030,060

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	A		1,002,200
4,000	Total Oklahoma				3,959,630
	Oregon – 0.7%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA		2,911,200

3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/33	5/19 at 100.00	AAA		3,193,620
5,500	Total Oregon				6,104,820
	Pennsylvania – 2.7%

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	Aa3		1,101,030

12,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AAA		8,740,320

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AAA		5,176,760

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – NPFG Insured	9/15 at 100.00	A		2,554,270

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – AGM Insured	5/15 at 100.00	Aa3		5,484,960
25,660	Total Pennsylvania				23,057,340
	Puerto Rico – 1.7%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB		1,270,075

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – AGM Insured	No Opt. Call	AAA		938,330
2,550	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AAA		2,838,660
3,000	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AAA		3,347,580
3,440	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AAA		3,838,318
2,250	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AAA		2,494,058
13,330	Total Puerto Rico				14,727,021

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Rhode Island – 0.1%

$790	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – NPFG Insured	7/10 at 100.00	A		$791,912
	South Carolina – 1.6%

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	A		2,196,420

3,785	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – AGM Insured	4/12 at 100.00	AAA		3,802,714

6,565	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 (Pre-refunded 4/15/12) – AGM Insured	4/12 at 100.00	Aa3	(4)	7,212,178
12,455	Total South Carolina				13,211,312
	Tennessee – 1.7%

10,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Program Loans, Washington County, 2007 Series B12A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	AA–		9,422,100

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+		756,238
755	5.000%, 7/01/17	7/16 at 100.00	BBB+		780,934
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+		1,558,624

705	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2		712,727

1,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AAA		1,030,150
14,780	Total Tennessee				14,260,773
	Texas – 9.7%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		8,091,760
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		3,879,595

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AA–	(4)	289,022

5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	A1		4,719,350

115	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 – AMBAC Insured	No Opt. Call	A1		115,293

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – NPFG Insured	11/11 at 100.00	A		5,005,850
6,500	5.250%, 11/15/22 – NPFG Insured	11/11 at 100.00	A		6,501,755
6,800	5.250%, 11/15/30 – NPFG Insured	11/11 at 100.00	A		6,350,928
2,500	5.375%, 11/15/41 – NPFG Insured	11/11 at 100.00	A		2,205,750

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – NPFG Insured	3/12 at 100.00	AA		5,163,005

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AA		1,280,059

11,895	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–		12,169,059

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	BBB+		13,558,798

	Williamson County, Texas, General Obligation Bonds, Series 2001:
90	5.500%, 2/15/21 – AGM Insured	2/11 at 100.00	AAA		93,429
95	5.500%, 2/15/22 – AGM Insured	2/11 at 100.00	AAA		98,620

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Texas (continued)

	Williamson County, Texas, General Obligation Bonds, Series 2001:
$5,845	5.500%, 2/15/21 (Pre-refunded 2/15/11) – AGM Insured	2/11 at 100.00	AAA		$6,160,104
6,180	5.500%, 2/15/22 (Pre-refunded 2/15/11) – AGM Insured	2/11 at 100.00	AAA		6,513,164
88,350	Total Texas				82,195,541
	Utah – 1.6%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	5/10 at 100.00	A		5,017,950

6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+		6,353,942

6,830	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/29 – NPFG Insured	6/17 at 55.29	AA–		2,311,477
18,165	Total Utah				13,683,369
	Vermont – 0.0%

245	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – AGM Insured	5/10 at 100.00	AAA		248,227
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	N/R	(4)	6,034,118

500	Industrial Development Authority of Fairfax County, Virginia Health Care Revenue Bonds (Inova Health System Project), Series 2009C, 5.000%, 5/15/25	5/19 at 100.00	AA+		527,335
6,255	Total Virginia				6,561,453
	Washington – 8.3%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – NPFG Insured (Alternative Minimum Tax)	7/11 at 101.00	AA		3,005,910

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA		4,934,462

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – NPFG Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		3,025,188
1,135	6.350%, 9/01/18 – NPFG Insured (Alternative Minimum Tax)	9/10 at 100.00	AA		1,147,712

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002C, 5.750%, 7/01/18 – NPFG Insured	7/12 at 100.00	Aaa		10,956,900

7,000	King County, Washington, General Obligation Sewer Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured	No Opt. Call	AAA		7,194,740

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.484%, 1/01/39 – AGM Insured (IF)	7/17 at 100.00	AAA		2,515,916

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	A1		6,122,280

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	A		7,519,327

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		467,033

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – NPFG Insured (Alternative Minimum Tax)	3/10 at 101.00	A		8,853,185

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	A1		1,859,220

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AA		1,060,160

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Washington (continued)

$7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aa1	(4)	$8,188,863

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1122, 13.525%, 7/01/29 – AGM Insured (IF)	7/16 at 100.00	AAA		3,875,570
68,140	Total Washington				70,726,466
	Wisconsin – 1.2%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A		2,539,800

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A+		1,670,246

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured	5/13 at 100.00	AA	(4)	5,643,250
8,650	Total Wisconsin				9,853,296
$922,530	Total Long-Term Investments (cost $830,651,618) – 98.9%				840,682,127
	Short-Term Investments – 1.0%

	New York – 0.3%

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust R-11644, 0.190%, 3/01/24 (5)	1/12 at 100.00	A-1		2,500,000
	Washington – 0.7%

5,695	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-1C, 0.180%, 11/01/32 – AGM Insured (5)	11/17 at 100.00	N/R		5,695,000
$8,195	Total Short-Term Investments (cost $8,195,000)				8,195,000
	Total Investments (cost $838,846,618) – 99.9%				848,877,127
	Floating Rate Obligations – (0.9)%				(7,495,000)
	Other Assets Less Liabilities – 1.0%				8,089,757
	Net Assets – 100%				$849,471,884

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$840,682,127	$—	$840,682,127
Short-Term Investments	—	8,195,000	—	8,195,000
Total	$—	$848,877,127	$—	$848,877,127

80	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $830,677,780.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$31,682,910
Depreciation	(20,978,852)
Net unrealized appreciation (depreciation) of investments	$10,704,058

Primarily all of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Alabama – 2.4%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA		$7,705,608

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2		2,929,500
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2		2,098,464

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		781,755
820	5.000%, 11/15/15	No Opt. Call	A3		852,095
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		2,983,734

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,000	5.250%, 1/01/11	No Opt. Call	BBB		3,806,240
10,000	5.250%, 1/01/12	No Opt. Call	BBB		9,463,000
7,000	5.250%, 1/01/13	No Opt. Call	BBB		6,624,800
10,000	5.250%, 1/01/14	No Opt. Call	BBB		9,416,300

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		10,202,339

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
500	5.000%, 12/01/10	No Opt. Call	A–		510,000
1,645	5.000%, 12/01/14	No Opt. Call	A–		1,747,944
59,650	Total Alabama				59,121,779
	Arizona – 1.2%

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A		2,810,346
1,000	5.000%, 4/01/17	4/14 at 100.00	A		1,034,520

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A2	(4)	6,855,840

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,826,635

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	N/R	(4)	3,137,163

1,200	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–		1,214,364

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – NPFG Insured	12/13 at 100.00	Aa2		12,309,330
27,445	Total Arizona				30,188,198
	Arkansas – 1.5%

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AAA		1,559,076

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AAA		7,512,834
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AAA		7,139,952

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA		9,449,849
365	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	AA		397,186

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A		1,349,262
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A		1,077,780

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
$575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	$599,461
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,165,934
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,217,374
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,272,340

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,337,615
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	1,014,580
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,173,714
33,845	Total Arkansas			36,266,957
	California – 7.4%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,383,400
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,250,000

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	7/10 at 100.00	A	3,852,036

7,680	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	8,046,106

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	4/10 at 100.00	BBB	1,000,120

6,000	California State Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	A+	6,559,140

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	BBB+	8,738,442
3,940	5.500%, 6/01/17	12/13 at 100.00	BBB+	4,087,080

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
1,810	5.250%, 7/01/11	No Opt. Call	BBB	1,860,372
750	5.250%, 7/01/13	No Opt. Call	BBB	790,725
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB	1,146,456

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	Aa3	9,532,600

	California, Economic Recovery Revenue Bonds, Series 2004A:
10,000	5.250%, 7/01/13	No Opt. Call	A+	11,154,000
5,805	5.250%, 7/01/14	No Opt. Call	A+	6,573,292

1,695	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	AAA	1,991,778

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – NPFG Insured	2/13 at 100.00	A	11,801,342

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – NPFG Insured	No Opt. Call	A	19,094,220

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	1,058,758

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,500	5.000%, 6/01/17	No Opt. Call	BBB	7,522,350
9,950	4.500%, 6/01/27	6/17 at 100.00	BBB	9,149,224

715	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	798,255

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	California (continued)

$5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R		$5,488,450

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – AGM Insured	7/13 at 100.00	AAA		5,710,400

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A		10,330,400

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009, 6.125%, 11/01/29	No Opt. Call	A		10,330,400

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/10 at 100.00	BBB+		5,913,120

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AAA		969,283
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AAA		1,051,753
4,075	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AAA		1,907,059

2,005	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	A		2,162,012

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		105,743

8,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – AGM Insured	5/13 at 101.00	AAA		8,659,520

450	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	3/10 at 100.00	Baa1		438,350
177,495	Total California				182,456,186
	Colorado – 2.6%

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		17,420,901

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB		6,504,487

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,030,980
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,019,900

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+		10,644,900

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	A+		3,091,590

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	A+		10,338,965

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R	(4)	6,551,160

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A		4,930,750

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A		1,717,900
69,245	Total Colorado				63,251,533
	Connecticut – 0.1%

3,450	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/10 at 100.00	BBB		3,450,725

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	District of Columbia – 2.2%

	District of Columbia Hospital Revenue Bonds (Sibley Memorial Hospital Issue) Series 2009:
$420	6.500%, 10/01/20	10/19 at 100.00	A		$480,644
1,715	6.500%, 10/01/23	10/19 at 100.00	A		1,924,230
825	6.500%, 10/01/24	10/19 at 100.00	A		918,250

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		327,665
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,356,797
3,550	5.800%, 5/15/13	5/11 at 101.00	BBB		3,688,024
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,868,868
8,205	6.250%, 5/15/24	5/11 at 101.00	BBB		8,237,000
2,920	6.500%, 5/15/33	No Opt. Call	BBB		2,898,859

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AAA		11,772,326

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	A+		12,450,555
50,375	Total District of Columbia				53,923,218
	Florida – 5.9%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	A+		5,110,900

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,380	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+		13,193,242
33,060	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+		34,492,818

5,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.375%, 6/01/17	6/12 at 101.00	AAA		5,469,700

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – AGM Insured	7/13 at 101.00	AAA		8,347,767

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	AA+		8,182,964

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	A2		5,552,250

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+		3,711,199

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	A1		4,963,700

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	6,455,008

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,559,605

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – NPFG Insured	No Opt. Call	A		8,430,399

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A2		10,455,427

21,055	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–		21,318,398

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – AGM Insured	1/15 at 100.00	AAA		6,374,638
138,840	Total Florida				146,618,015

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Georgia – 0.6%

$10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	A		$10,373,400

2,275	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A, Series 2008B, Series 2008C, Series 2009B, Series 2009C, 7.500%, 1/01/31	1/19 at 100.00	N/R		2,285,056

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB–		1,032,130
13,275	Total Georgia				13,690,586
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BBB–		457,389
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,273,090
1,750	Total Idaho				1,730,479
	Illinois – 6.9%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		19,445,825

4,415	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.506%, 12/01/24 (IF)	6/16 at 100.00	AAA		5,377,073

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	N/R	(4)	10,270,169

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	7/10 at 100.00	AA		7,026,123

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 101.00	AA–		10,123,700

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA		21,703,000

6,500	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA		7,130,500

1,850	lllinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa2		1,799,421

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB		5,178,300

900	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998, 5.500%, 9/01/10	3/10 at 100.50	A–		906,732

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22 (Pre-refunded 5/15/10)	5/10 at 101.00	Aaa		9,293,043

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
595	5.125%, 5/15/10 (ETM)	No Opt. Call	Aaa		603,467
600	5.250%, 5/15/12 (ETM)	No Opt. Call	Aaa		659,580

780	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa3		807,050

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – NPFG Insured	5/10 at 100.00	A		1,001,980

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	N/R	(4)	3,143,940

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – NPFG Insured	8/13 at 100.00	AA–		8,071,343

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Illinois (continued)

$10,000	Illinois, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	A+		$11,029,100

	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2007:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AAA		12,467,807
5,000	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AAA		7,589,900

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – NPFG Insured	6/12 at 101.00	AAA		23,741,980

2,000	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,792,060
153,255	Total Illinois				169,162,093
	Indiana – 1.1%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	BBB		2,755,650

5,015	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	4/10 at 100.00	N/R	(4)	5,122,271

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–		3,130,176

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–		5,467,050

2,750	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – MBIA Insured	No Opt. Call	AA		2,972,613

1,765	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	5/10 at 100.00	N/R	(4)	2,182,899

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BB+		4,776,424
25,540	Total Indiana				26,407,083
	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BB+		1,274,481
2,235	5.250%, 7/01/14	No Opt. Call	BB+		2,163,882
4,460	5.250%, 7/01/15	No Opt. Call	BB+		4,208,367
2,000	5.250%, 7/01/16	No Opt. Call	BB+		1,822,260
820	5.000%, 7/01/19	7/16 at 100.00	BB+		678,337

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		52,788

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,645,924
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		96,215
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,277,527
14,615	Total Iowa				14,219,781
	Kansas – 0.2%

2,250	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009-III, 5.000%, 11/15/34	11/19 at 100.00	A+		2,209,050

3,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		3,869,141
6,075	Total Kansas				6,078,191

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.2%

$6,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	$6,746,743

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	23,212,617
26,845	Total Kentucky			29,959,360
	Louisiana – 3.7%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	A–	12,096,222
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	A–	9,488,340
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	12,595,937

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa	12,219,243

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	1,591,460

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,000	5.000%, 5/15/16	No Opt. Call	Baa1	2,070,000
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1	5,105,564

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,745	5.250%, 5/01/18 – FGIC Insured	5/15 at 100.00	AA	2,983,788
5,500	5.000%, 5/01/24 – FGIC Insured	5/15 at 100.00	AA	5,692,885
7,220	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AA	7,424,254

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – AGM Insured	12/10 at 100.00	AAA	5,088,298

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A	2,547,912

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	12,200,454
88,110	Total Louisiana			91,104,357
	Maryland – 0.1%

250	Economic Development Revenue Bonds, Maryland, Transportation Facilities Project, Series A and B, 5.750%, 6/01/35	6/20 at 100.00	Baa3	253,480

910	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	7/10 at 100.00	Aa2	911,347

2,000	Maryland Health and Higher Education Facilities Authority Revenue Bonds University of Maryland Medical System Issue, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A	2,059,860
3,160	Total Maryland			3,224,687
	Massachusetts – 5.8%

10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA	11,780,100

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AAA	8,958,558

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,465	5.000%, 10/01/17	No Opt. Call	N/R	2,298,169
515	5.000%, 10/01/18	10/17 at 100.00	N/R	459,941

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	4/10 at 100.00	BB+	799,848

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Massachusetts (continued)

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
$1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	6/10 at 101.00	BBB		$1,447,620
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	6/10 at 101.00	BBB		1,739,809

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		11,787,300

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(4)	13,892,250

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(4)	7,945,555

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AAA		11,541,600

29,240	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured (5)	No Opt. Call	AAA		34,808,756

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
20,835	5.000%, 12/15/12 – AGM Insured	No Opt. Call	Aa3		22,864,329
12,000	5.000%, 12/15/13 – AGM Insured	No Opt. Call	Aa3		13,407,480
126,860	Total Massachusetts				143,731,315
	Michigan – 5.0%

1,500	Charter County of Wayne, Michigan, General Obligation Limited Tax Building Improvement Bonds, Series 2009, 6.750%, 11/01/39	12/19 at 100.00	A		1,566,660

9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – AGM Insured	7/16 at 100.00	AAA		9,587,978

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	BB		6,900,782

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – NPFG Insured	1/12 at 100.00	A		11,282,481

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		7,632,075

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		6,833,847

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BB+		1,080,367

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A		1,997,220
3,530	5.000%, 7/15/19	7/17 at 100.00	A		3,484,181

1,250	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R		1,202,975

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – AGM Insured	6/15 at 100.00	AAA		9,518,209

3,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 – AGM Insured	10/13 at 100.00	AAA		3,801,385

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
16,635	5.750%, 8/15/13	2/10 at 100.00	BB–		16,489,277
41,900	5.500%, 8/15/23	2/10 at 100.00	BB–		36,356,209

1,500	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+		1,619,085

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	Baa3		1,054,858

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$1,260	5.500%, 6/01/17	6/16 at 100.00	Baa3	$1,215,698
1,330	5.500%, 6/01/18	6/16 at 100.00	Baa3	1,269,964

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,522,817
129,370	Total Michigan			124,416,068
	Minnesota – 1.2%

9,275	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993A, 8.500%, 9/01/19	8/12 at 101.00	A1	10,850,173

1,000	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1993B, 8.500%, 9/01/19	8/12 at 101.00	A1	1,169,830

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	Baa1	1,069,898
3,130	5.250%, 12/01/11	No Opt. Call	Baa1	3,243,963

365	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – NPFG Insured	2/10 at 100.00	AA+	366,292

1,215	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AAA	1,362,015

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	Baa1	996,550

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	439,655

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	229,034
375	5.000%, 2/01/13	No Opt. Call	N/R	385,519
400	5.000%, 2/01/14	No Opt. Call	N/R	411,388
300	5.000%, 2/01/15	No Opt. Call	N/R	299,211

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BB+	2,570,249

2,535	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,875,501

2,210	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	N/R	2,295,549
26,225	Total Minnesota			28,564,827
	Mississippi – 0.8%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/10 at 100.00	BBB	8,659,394
10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A–	10,017,205
18,800	Total Mississippi			18,676,599
	Missouri – 2.1%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	1,246,432
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	2,974,672

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,314,613
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,487,444
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,512,303

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)

$6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	$6,149,791

3,650	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.800%, 11/15/17	5/10 at 101.00	N/R	3,476,005

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	A+	14,087,970

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,677,694
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,755,913

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,991,567

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	458,560
49,605	Total Missouri			52,132,964
	Montana – 0.2%

6,250	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	6/10 at 100.00	BB+	6,215,500
	Nevada – 0.9%

15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42 (WI/DD, Settling 2/03/10)	1/20 at 100.00	Aa3	15,456,600

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
2,795	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	Caa2	964,275
2,870	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	Caa2	959,872
3,210	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	Caa2	849,077
65	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Caa2	15,229
1,495	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	Caa2	275,230
1,425	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	Caa2	205,143
1,800	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	Caa2	218,484

1,895	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	5/10 at 102.00	N/R	1,846,848

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	N/R	2,636,220
33,555	Total Nevada			23,426,978
	New Hampshire – 0.8%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	421,253
430	5.000%, 7/01/15	No Opt. Call	BBB+	443,777
445	5.000%, 7/01/16	No Opt. Call	BBB+	451,573

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,089,934

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3	426,051
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3	945,150

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa	10,111,900
18,355	Total New Hampshire			18,889,638

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	New Jersey – 5.2%

$1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		$1,169,934

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15	No Opt. Call	BBB		7,972,546
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB		2,269,796

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
1,610	5.500%, 7/01/11 (ETM)	No Opt. Call	N/R	(4)	1,711,688
3,145	5.500%, 7/01/12 (ETM)	No Opt. Call	N/R	(4)	3,458,525

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		394,584

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B:
31,175	5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	AA–		35,617,436
8,040	5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AA–		8,887,898

6,315	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.500%, 6/01/12 (ETM)	No Opt. Call	AAA		6,996,325

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		109,633
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		109,633
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		10,618,843
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,652,125
1,415	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,533,591

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
20,765	4.500%, 6/01/23	6/17 at 100.00	BBB		19,434,794
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB		19,587,500
125,685	Total New Jersey				127,524,851
	New Mexico – 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(4)	8,231,180
	New York – 10.4%

4,055	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–		4,152,563

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		2,212,544
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,095,981

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(4)	17,751,995

900	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.750%, 7/01/15	7/11 at 101.00	Ba1		897,057

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2		5,021,680

10,000	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – AGM Insured	No Opt. Call	AAA		10,641,100

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – NPFG Insured	10/12 at 100.00	A+		9,041,074

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–	$8,122,446

12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–	14,186,500

15,175	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – NPFG Insured	No Opt. Call	A	16,606,154

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A	10,864,300

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	A	16,890,911

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B–	1,992,320

1,835	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	1,785,033

10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	11,452,360

60	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	2/10 at 100.50	AA	60,527

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA	6,320,045

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA	5,410,150

21,145	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	23,482,791

1,160	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	1,159,919

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	15,966,966

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–	2,023,560
40,025	5.500%, 6/01/17	6/11 at 100.00	AA–	41,534,738
70	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	74,059

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–	15,679,200
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–	10,580,600

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,022,230
237,995	Total New York			256,028,803
	North Carolina – 2.2%

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	A–	22,074,400
11,000	5.125%, 1/01/23	1/13 at 100.00	A–	11,234,190

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	A+	2,097,420

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	North Carolina (continued)

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
$7,000	5.500%, 1/01/13	No Opt. Call	A		$7,765,660
10,000	5.250%, 1/01/18 – NPFG Insured	1/13 at 100.00	A		10,923,800

145	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	No Opt. Call	N/R	(4)	148,655
50,145	Total North Carolina				54,244,125
	Ohio – 2.4%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006A, 5.000%, 1/01/13	No Opt. Call	BBB+		4,093,409

1,380	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset- Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	BBB		1,413,023

34,290	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB		31,865,011

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Trust 2456, Series 2008, 17.486%, 6/01/26 (IF)	12/17 at 100.00	AA+		6,329,132

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,142,927

11,000	Ohio State, General Obligation Bonds, Series 2007, 5.000%, 6/15/15	No Opt. Call	AA+		12,580,810

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		789,890
805	5.000%, 11/15/16	No Opt. Call	A–		847,536
58,850	Total Ohio				60,061,738
	Oklahoma – 0.7%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BB+		2,297,296

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	AA+		9,332,849

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		124,405
700	5.250%, 5/15/13	No Opt. Call	BBB+		731,507
790	5.250%, 5/15/14	No Opt. Call	BBB+		829,137
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,088,168

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	A3		3,073,110
16,530	Total Oklahoma				17,476,472
	Oregon – 0.4%

4,120	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA		4,687,612

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A., 5.000%, 11/15/22	5/19 at 100.00	AAA		4,522,840
8,120	Total Oregon				9,210,452
	Pennsylvania – 2.2%

1,655	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		1,655,199

8,700	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	7/10 at 100.00	BB+		8,702,697

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Pennsylvania (continued)

$3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R		$3,074,311

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A–		1,200,288

135	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23	No Opt. Call	A3		142,422

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A2		9,485,850

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	Aa3		10,323,600

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – AGM Insured	No Opt. Call	AAA		11,356,264

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 4.358%, 12/01/24	12/17 at 100.00	A+		7,721,188
61,420	Total Pennsylvania				53,661,819
	Puerto Rico – 2.9%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 (Pre–refunded 7/01/12) – MBIA Insured	7/12 at 101.00	A	(4)	4,714,752
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	A	(4)	5,567,850

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	A		3,025,800

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	BBB–		10,539,400

11,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+		8,014,270

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 5.750%, 7/01/12 – NPFG Insured	No Opt. Call	A		5,379,500

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A		10,626,500

10,625	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	BBB–		11,356,531

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset–Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		11,267,960
69,825	Total Puerto Rico				70,492,563
	Rhode Island – 0.2%

6,075	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		6,131,012
	South Carolina – 0.8%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa		4,559,360

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+		1,501,380
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+		1,989,660

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1		7,629,255

3,735	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)	5/12 at 100.00	BBB	(4)	3,895,194
17,985	Total South Carolina				19,574,849

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
$760	5.000%, 4/01/17	4/13 at 100.00	A–	$762,820
800	5.000%, 4/01/18	4/13 at 100.00	A–	798,352
840	5.000%, 4/01/19	4/13 at 100.00	A–	828,887
820	5.000%, 4/01/20	4/13 at 100.00	A–	802,050

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–	1,038,240

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–	4,078,160

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
275	4.500%, 9/01/10	No Opt. Call	A–	278,660
295	4.500%, 9/01/12	No Opt. Call	A–	305,886
300	4.550%, 9/01/14	No Opt. Call	A–	313,836
9,090	Total South Dakota			9,206,891
	Tennessee – 2.2%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	760,267
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	769,005

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	4,840,250

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
12,645	5.000%, 12/01/13 – NPFG Insured	No Opt. Call	AA+	14,343,476
10,000	5.000%, 12/01/15 – NPFG Insured	12/13 at 100.00	AA+	10,995,200

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	516,200

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB	2,128,080

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+	1,370,740

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
5,790	5.000%, 9/01/12	No Opt. Call	BB+	6,074,752
11,885	5.250%, 9/01/20	No Opt. Call	BB+	12,009,555
50,685	Total Tennessee			53,807,525
	Texas – 6.9%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – NPFG Insured	5/13 at 100.00	A+	9,351,760

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA	6,303,840

10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	11,571,800

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
1,475	5.250%, 12/01/10	No Opt. Call	A	1,510,385
1,000	5.250%, 12/01/11	No Opt. Call	A	1,045,350
1,150	5.250%, 12/01/12	No Opt. Call	A	1,222,703
1,000	5.250%, 12/01/13	No Opt. Call	A	1,075,560

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	4/10 at 100.00	AAA	7,021,350

96	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Texas (continued)

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
$6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	$6,797,100
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA	(4)	6,100,397

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – AGM Insured	12/11 at 100.00	AAA		10,849,600

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 100.00	AAA		11,119,100

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–		1,659,502

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AAA		6,591,922

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	A		4,918,144

	Metropolitan Transit Authority, Harris County, Texas, Sales and Use Tax Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA		5,654,016
5,385	5.000%, 11/01/23	11/19 at 100.00	AA		5,899,537
5,660	5.000%, 11/01/24	11/19 at 100.00	AA		6,157,514

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	A+		3,758,174

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2		9,051,436
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2		9,704,300

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,545,950

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–		5,257,200

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 18.006%, 4/01/24 (IF)	4/16 at 100.00	AAA		6,570,800

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 18.723%, 4/01/25 (IF)	4/18 at 100.00	AA+		6,393,099

2,560	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.000%, 11/01/12	No Opt. Call	Baa3		2,715,238

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1		4,601,650
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1		10,268,536

990	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R	(4)	1,067,240
157,185	Total Texas				169,783,203
	Utah – 0.5%

6,330	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+		6,348,927

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	17.710%, 7/01/22 (IF)	7/18 at 100.00	AAA		1,947,350
2,500	17.710%, 7/01/22 (IF)	7/18 at 100.00	AAA		3,811,600
10,080	Total Utah				12,107,877

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Virgin Islands – 0.2%

$6,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refunding Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB		$5,935,380
	Virginia – 0.4%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3		2,583,253

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	4/10 at 101.00	Aa3		562,282

5,850	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		6,100,965
8,775	Total Virginia				9,246,500
	Washington – 2.2%

4,930	Clark County Public Utilities District 1, Washington, Electric Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A1		5,355,706

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	N/R	(4)	2,863,901

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – NPFG Insured	7/12 at 100.00	Aaa		5,490,250

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,779,634

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,166,846

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AA–		9,847,672

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
360	5.500%, 6/01/12	No Opt. Call	BBB		379,314
5,605	6.500%, 6/01/26	6/13 at 100.00	BBB		5,797,476

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+		14,514,360

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, Trust 2599, 18.837%, 1/01/23 (IF)	1/18 at 100.00	AA+		4,142,633
48,740	Total Washington				55,337,792
	Wisconsin – 3.4%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
150	5.500%, 6/01/10 (ETM)	No Opt. Call	AAA		152,574
100	5.750%, 6/01/12 (ETM)	No Opt. Call	AAA		110,726

4,100	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		4,579,577

4,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	A3		4,350,225

8,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	AA–		9,184,478

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,808,540

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,240,011
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,423,087

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1		7,541,831

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
$2,455	5.250%, 8/15/19	8/16 at 100.00	BBB+		$2,452,005
11,955	5.250%, 8/15/20	8/16 at 100.00	BBB+		11,849,796

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	BBB+		9,755,837

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		3,586,228

2,040	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(4)	2,294,184

9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A, 6.000%, 5/01/27	5/19 at 100.00	AA–		10,365,300

10,000	Wisconsin, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured	5/15 at 100.00	AA		11,268,300
79,890	Total Wisconsin				83,962,699
$2,332,665	Total Investments (cost $2,358,216,094) – 98.5%				2,428,932,848
	Other Assets Less Liabilities – 1.5%				36,949,968
	Net Assets – 100%				$2,465,882,816

Investments in Derivatives

Forward Swaps outstanding at January 31, 2010:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$53,000,000	Receive	3-Month USD-LIBOR	4.155%	Semi-Annually	7/23/10	7/23/19	$(1,187,200)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$2,428,932,848	$—	$2,428,932,848
Derivatives:
Forward Swaps*	—	(1,187,200)	—	(1,187,200)
Total	$—	$2,427,745,648	$—	$2,427,745,648

*	Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosure about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations,

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

January 31, 2010

when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	—	$—	Unrealized depreciation on forward swaps*	$1,187,200
*	Represents cumulative appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $2,354,235,435.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$110,253,695
Depreciation	(35,556,282)
Net unrealized appreciation (depreciation) of investments	$74,697,413

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Effective Date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

100	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Alabama – 1.8%

	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
$3,815	5.500%, 12/01/12	12/11 at 101.00	A–		$4,009,679
350	5.750%, 12/01/17	12/11 at 101.00	A–		358,036

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa2		3,720,024

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3		1,046,840
1,000	5.000%, 11/15/14	No Opt. Call	A3		1,047,980

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
5,475	5.250%, 1/01/11	No Opt. Call	BBB		5,209,791
1,000	5.250%, 1/01/15	No Opt. Call	BBB		941,830

4,500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 – AGM Insured	2/10 at 100.00	AAA		4,343,895

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	No Opt. Call	BBB		1,516,170

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB		1,002,050

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	A–		959,114
745	5.000%, 12/01/12	No Opt. Call	A–		782,488
570	5.000%, 12/01/13	No Opt. Call	A–		603,083

8,850	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – MBIA Insured (ETM)	No Opt. Call	A	(4)	10,352,465
34,360	Total Alabama				35,893,445
	Alaska – 0.4%

8,185	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3		8,085,880
	Arizona – 3.1%

	Arizona, Certificates of Participation, Series 2010A:
4,660	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AAA		5,141,005
11,810	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AAA		12,999,031

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
695	5.250%, 5/15/11	No Opt. Call	A–		724,663
1,000	5.250%, 5/15/12	No Opt. Call	A–		1,070,940

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13 (ETM)	No Opt. Call	N/R	(4)	3,454,959
3,000	5.000%, 4/01/15 (ETM)	No Opt. Call	N/R	(4)	3,472,830

10,000	Navajo County, Arizona, Pollution Control Corporation, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009, 5.000%, 6/01/34 (Mandatory put 6/01/12)	No Opt. Call	Baa2		10,392,900

19,485	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1		20,913,439

270	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/16	No Opt. Call	A		272,128

2,825	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		2,753,951
56,825	Total Arizona				61,195,846

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.4%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
$1,620	5.500%, 11/01/11	No Opt. Call	N/R	$1,741,063
3,415	5.500%, 11/01/12	11/11 at 101.00	N/R	3,731,366

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	Baa1	1,662,941
6,640	Total Arkansas			7,135,370
	California – 6.3%

9,900	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AA–	10,979,991

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.000%, 7/01/27 (Mandatory put 7/02/14)	No Opt. Call	A	3,222,240

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	AAA	1,098,110

7,000	California Health Facilities Financing Authority, Revenue Bonds, St. Joseph Health System, Series 2009c, 5.000%, 7/01/34 (Mandatory put 10/16/14)	No Opt. Call	AA–	7,573,090

1,650	California State Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.000%, 7/01/16	No Opt. Call	A+	1,841,945

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009I-1:
4,440	5.000%, 11/01/16	No Opt. Call	BBB+	4,648,103
3,675	5.000%, 11/01/17	No Opt. Call	BBB+	3,789,072

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A:
5,000	5.000%, 4/01/14	No Opt. Call	A+	5,523,500
5,000	5.000%, 4/01/16	No Opt. Call	A+	5,456,350

12,000	California Statewide Communities Development Authority, Revenue Bonds, State of California Proposition 1A Receivables Program, Series 2009, 5.000%, 6/15/13	No Opt. Call	A–	12,844,800

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB	1,054,300

9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A–	10,517,053

5,000	California, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/16	No Opt. Call	A–	5,469,050

4,000	California, State Economic Recovery Revenue Bonds, Refunding Series 2009B, 5.000%, 7/01/23 (Mandatory put 7/01/14)	No Opt. Call	A+	4,412,600

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – NPFG Insured	No Opt. Call	A	10,607,900

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,505	5.000%, 8/15/12	No Opt. Call	N/R	1,585,367
1,000	5.000%, 8/15/13	No Opt. Call	N/R	1,060,880

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	BBB	3,311,572
2,640	5.000%, 6/01/16	No Opt. Call	BBB	2,703,175
4,520	4.500%, 6/01/27	6/17 at 100.00	BBB	4,156,230

13,280	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	14,826,323

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
650	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	BBB+	680,531
965	5.000%, 6/01/12 – AMBAC Insured	No Opt. Call	BBB+	1,037,008

265	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA	323,981

102	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	California (continued)

$125	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA		$141,731

815	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 - FGIC Insured (ETM)	No Opt. Call	N/R	(4)	819,205

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3		1,474,116
1,500	5.000%, 9/01/15	No Opt. Call	Baa3		1,542,615

2,700	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.750%, 5/01/19 (Mandatory put 5/01/11) (Alternative Minimum Tax)	No Opt. Call	A1		2,848,770
116,870	Total California				125,549,608
	Colorado – 2.0%

2,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008-C8, 4.100%, 9/01/36 (Mandatory put 11/10/11)	No Opt. Call	AA		3,040,041

2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.000%, 7/01/39 (Mandatory put 11/08/12)	No Opt. Call	AA		2,707,675

250	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/11	No Opt. Call	A–		257,245

1,320	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–		1,357,858

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004, 5.000%, 1/15/11	No Opt. Call	BBB+		509,630

15,800	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/01/13) – NPFG Insured	No Opt. Call	A		16,892,726

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – NPFG Insured (ETM)	No Opt. Call	A	(4)	2,779,574

1,470	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R		1,413,052

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AAA		11,018,800
37,190	Total Colorado				39,976,601
	Connecticut – 0.7%

920	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R		839,077

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – AGM Insured	11/12 at 100.00	AAA		11,242,200

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
15	5.500%, 1/01/14 (Alternative Minimum Tax)	7/10 at 100.00	BBB		15,022
1,680	5.500%, 1/01/20 (Alternative Minimum Tax)	7/10 at 100.00	BBB		1,680,353
12,615	Total Connecticut				13,776,652
	Delaware – 0.4%

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	BBB		2,036,000

2,980	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	BBB		3,025,803

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Delaware (continued)

$1,215	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A, 5.250%, 6/01/10	No Opt. Call	BBB+		$1,226,470

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+		800,564
6,950	Total Delaware				7,088,837
	District of Columbia – 0.1%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,000	5.000%, 12/01/16	No Opt. Call	AAA		1,143,590
1,000	5.000%, 12/01/17	No Opt. Call	AAA		1,141,820
2,000	Total District of Columbia				2,285,410
	Florida – 4.3%

5,400	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+		5,754,726

	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,420	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–		4,946,466
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–		7,208,896

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – AGM Insured	No Opt. Call	AAA		9,190,640

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	AA–		271,330

750	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	N/R	(4)	824,663

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	577,275

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,759,131

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa1		2,859,435

5,645	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/10 – AMBAC Insured	No Opt. Call	A2		5,826,600

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		3,969,894

2,000	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Project Series 2006, 2.750%, 10/01/18 (Mandatory put 4/01/10)	No Opt. Call	BBB		2,002,920

2,230	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AAA		2,523,803

	North Brevard County Hospital District Revenue Refunding Bonds, Florida, Series 2008 (Parrish Medical Center Project):
1,220	5.000%, 10/01/14	No Opt. Call	A		1,330,874
1,145	5.125%, 10/01/16	No Opt. Call	A		1,237,814

5,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 1996A, 3.750%, 10/01/23 (Mandatory put 10/01/13)	No Opt. Call	Aa1		5,370,700

1,510	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1986, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A	(4)	1,965,129

2,085	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.000%, 12/01/12	No Opt. Call	BBB–		2,104,078

104	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Florida (continued)

$11,795	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	AAA		$13,993,234

2,000	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–		2,136,480

5,060	Senior Secured Bonds, Florida, Series 2009A-1, 6.000%, 6/01/16	No Opt. Call	A+		5,596,917

1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R		1,610,028

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AAA		3,395,436
78,705	Total Florida				86,456,469
	Georgia – 2.1%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	A		3,203,610

5,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 5.050%, 11/01/48 (Mandatory put 1/12/12)	No Opt. Call	A		5,367,300

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,250	5.000%, 4/01/15	No Opt. Call	AA+		1,447,075
1,425	5.000%, 4/01/17	No Opt. Call	AA+		1,656,320

1,000	Development Authority of DeKalb County, Georgia, Refunding Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Series 2009A Development Authority of Fulton County Refunding Revenue Bonds (Robert W. Woodruff Arts Center, Inc. Project) Serive 2009B, 5.000%, 3/15/16	No Opt. Call	A2		1,096,200

	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V:
2,690	6.500%, 1/01/12 – FGIC Insured	No Opt. Call	A+		2,840,667
350	6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A1		412,423

900	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover Series 1998Y, 6.400%, 1/01/13 – AMBAC Insured	No Opt. Call	A+		982,026

2,000	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA		2,125,680

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA		13,268,570

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa3		245,015

7,500	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A		8,472,975

125	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – MBIA Insured (ETM)	No Opt. Call	A	(4)	133,819
36,890	Total Georgia				41,251,680
	Hawaii – 0.3%

3,750	Hawaii State, General Obligation Bonds, Series 2008, Trust 3215, 18.109%, 5/01/16 (IF)	No Opt. Call	AA		6,035,250
	Illinois – 3.9%

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AA–		1,026,310

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	A		5,259,800

6,475	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA		7,298,814

3,305	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA		3,913,252

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$1,544	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AAA	$1,639,404

1,095	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.750%, 5/15/14 – NPFG Insured	5/10 at 100.00	A	1,101,493

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – SYNCORA GTY Insured	No Opt. Call	BBB+	1,200,024
1,030	5.000%, 11/15/12 – SYNCORA GTY Insured	No Opt. Call	BBB+	1,110,186

1,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A+	1,056,170

2,500	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 3.375%, 7/01/25 (Mandatory put 2/03/14)	No Opt. Call	Aa1	2,649,925

5,000	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corporation Guaranteed Solid Waste Disposal Revenue Bonds, Prairie Power, Inc. Project, Series 2008A, 3.250%, 7/01/42 (Mandatory put 5/20/10)	No Opt. Call	A	5,031,750

2,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 3.875%, 11/01/30 (Mandatory put 5/01/12)	No Opt. Call	AA	2,055,000

3,475	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008C-3B, 4.375%, 11/01/38 (Mandatory put 7/01/14)	No Opt. Call	AA	3,640,619

2,000	Illinois Finance Authority, Revenue Bonds, Monarch Landing Inc. Facility, Series 2007A, 5.500%, 12/01/13 (5)	No Opt. Call	N/R	640,000

2,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004, 5.250%, 11/15/10	No Opt. Call	A	2,599,182

1,360	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 4.750%, 11/15/14	No Opt. Call	A	1,444,742

1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	1,001,410

1,300	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa3	1,345,084

400	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	2/10 at 101.00	BBB	401,124

4,620	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 5.500%, 1/01/13	No Opt. Call	Baa1	4,823,419

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+	3,380,910

3,500	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 – NPFG Insured	No Opt. Call	AAA	3,730,475

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
1,815	0.520%, 12/15/13	No Opt. Call	AAA	1,736,501
1,000	0.620%, 12/15/16	12/14 at 100.00	AAA	907,250

1,003	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R	898,718

7,775	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	Aa3	9,591,396

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA+	8,536,140
72,927	Total Illinois			78,019,098

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 2.3%

$6,690	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	$7,371,310

750	Indiana Finance Authority Educational Facilities Revenue Bonds, Series 2009 (Drexel Foundation For Educational Excellence, Inc. – Educational Facility Project), 6.000%, 10/01/21	10/19 at 100.00	BBB–	753,750

11,065	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	Aa1	11,471,971

3,000	Indiana Health Facility Financing Authority Revenue Bonds, Series 2005A-5 Ascension Health Subordinate Credit Group, 5.000%, 11/01/27 (Mandatory put 8/01/13)	No Opt. Call	Aa2	3,287,550

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+	1,042,550

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	2,969,155

4,050	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988 Remarketed, 5.600%, 11/01/16 – MBIA Insured	No Opt. Call	Baa1	4,381,695

6,000	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa2	6,495,060

5,890	State of Indiana, Indiana Toll Road Commission, East-West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	AAA	7,156,998
41,945	Total Indiana			44,930,039
	Iowa – 0.4%

115	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA	133,461

3,000	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009F, 5.000%, 8/15/39 (Mandatory put 8/15/12)	No Opt. Call	Aa3	3,222,390

930	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009, 5.000%, 8/15/12 – AGC Insured	No Opt. Call	Aa3	1,003,033

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
500	5.000%, 6/01/17	No Opt. Call	AA	571,465
3,000	5.000%, 6/01/18	No Opt. Call	AA	3,415,200

395	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	418,992
7,940	Total Iowa			8,764,541
	Kansas – 0.9%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,500	5.000%, 9/01/16	No Opt. Call	AAA	5,244,210
6,000	5.000%, 9/01/17	No Opt. Call	AAA	7,002,900

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2	1,052,440
650	5.250%, 11/15/14	No Opt. Call	A2	716,599

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – AGM Insured	No Opt. Call	AAA	4,064,009
15,815	Total Kansas			18,080,158
	Kentucky – 1.3%

6,297	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University Project, Refunding and Improvement Series 2006, 5.200%, 8/01/22 (Pre-refunded 6/27/12)	6/12 at 102.00	AAA	6,904,278

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)

$15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA–	$17,249,512

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,483,753
23,927	Total Kentucky			26,637,543
	Louisiana – 0.5%

415	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 8.500%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa	512,284

1,405	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	No Opt. Call	A+	1,551,457

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15	No Opt. Call	N/R	2,385,990

	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004:
585	5.000%, 1/01/14 – NPFG Insured	No Opt. Call	A	637,246
265	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A	270,218

5,000	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 7.000%, 12/01/38 (Mandatory put 12/01/11)	12/11 at 100.00	BBB	5,372,950
10,370	Total Louisiana			10,730,145
	Maryland – 3.0%

6,235	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	7,347,386

1,755	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.000%, 8/15/10	No Opt. Call	A2	1,785,695

2,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 4.500%, 1/01/13	No Opt. Call	BBB–	2,414,014

565	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA	665,237

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA	5,860,900
5,000	5.000%, 7/15/17	No Opt. Call	AAA	5,879,050
5,000	5.000%, 7/15/18	No Opt. Call	AAA	5,870,400

16,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	18,846,718

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	11,699,100
51,905	Total Maryland			60,368,500
	Massachusetts – 4.1%

3,825	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA	4,418,755

1,410	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,269,169

885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	6/10 at 101.00	BBB	837,201

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Massachusetts (continued)

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
$285	5.500%, 1/01/11 – NPFG Insured	No Opt. Call	A		$292,188
5,100	5.625%, 1/01/12 – NPFG Insured	No Opt. Call	A		5,348,115
625	5.625%, 1/01/14 – NPFG Insured	1/12 at 101.00	A		649,381

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	BBB+		553,807
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	BBB+		1,672,726

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,000	5.000%, 11/15/15	No Opt. Call	AAA		2,343,400
2,000	5.000%, 11/15/16	No Opt. Call	AAA		2,350,180
1,500	5.000%, 11/15/17	No Opt. Call	AAA		1,767,285
1,000	5.000%, 11/15/18	No Opt. Call	AAA		1,175,180

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA		11,710,700

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – AGM Insured	12/10 at 100.00	Aa3		5,206,500

12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AAA		15,417,693

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	9,672,112

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	Aa3		5,586,450

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA		2,679,230
2,420	4.000%, 8/15/16	No Opt. Call	AA		2,665,219
2,420	4.000%, 8/15/17	No Opt. Call	AA		2,644,987
2,420	4.000%, 8/15/18	No Opt. Call	AA		2,620,739
71,935	Total Massachusetts				80,881,017
	Michigan – 2.2%

1,955	Kent Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Butterworth Hospital, Series 1993A, 7.250%, 1/15/13 – NPFG Insured	No Opt. Call	AA		2,149,874

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	2,162,420

5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 1999B-4, 3.750%, 11/15/33 (Mandatory put 3/15/12)	No Opt. Call	AA		5,196,600

6,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA		6,002,280

1,885	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%, 10/15/17	No Opt. Call	A+		1,985,640

115	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%, 10/15/17 (Pre-refunded 10/15/11)	10/11 at 100.00	A+	(4)	124,534

5,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – AGM Insured	No Opt. Call	AAA		6,035,175

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(4)	3,408,510

6,000	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+		6,616,500

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$7,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 5.250%, 8/01/29 (Mandatory put 8/01/14)	No Opt. Call	A–	$7,511,980

1,605	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	AA–	1,794,872
40,075	Total Michigan			42,988,385
	Minnesota – 1.6%

5,000	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,585,800

4,602	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA	4,799,004

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	1,375,113

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
1,940	5.000%, 8/01/16	No Opt. Call	AAA	2,268,617
4,000	4.500%, 8/01/17	No Opt. Call	AAA	4,556,120
4,000	4.500%, 8/01/18	No Opt. Call	AAA	4,532,840

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,000	5.000%, 1/01/14	No Opt. Call	AAA	1,115,020
1,000	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AAA	1,121,000
5,500	5.000%, 1/01/16	No Opt. Call	AAA	6,152,795
28,292	Total Minnesota			31,506,309
	Mississippi – 0.6%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B – 3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	B3	4,912,900

4,310	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B – 1, 5.000%, 9/01/16	No Opt. Call	AA	4,604,373

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB–	2,781,216
11,970	Total Mississippi			12,298,489
	Missouri – 0.7%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,355	5.000%, 4/01/12	No Opt. Call	N/R	1,423,942
500	5.000%, 4/01/13	No Opt. Call	N/R	531,005

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,500	5.000%, 1/01/17 (WI/DD, Settling 2/17/10)	No Opt. Call	Aaa	4,088,070
2,960	5.000%, 1/01/18 (WI/DD, Settling 2/17/10)	No Opt. Call	Aaa	3,457,517

300	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.000%, 11/01/11	No Opt. Call	N/R	302,535

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2:
2,000	4.000%, 7/01/10	No Opt. Call	A	2,019,000
2,940	4.000%, 7/01/11	No Opt. Call	A	3,022,879
13,555	Total Missouri			14,844,948
	Nebraska – 0.6%

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2009:
2,915	3.000%, 1/15/16	No Opt. Call	AAA	3,065,764
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,616,537
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,306,908
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,546,107
12,130	Total Nebraska			12,535,316

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Nevada – 0.7%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
$295	5.750%, 9/01/10	No Opt. Call	BBB		$299,534
535	6.000%, 9/01/13	9/12 at 101.00	BBB		568,266

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
240	5.750%, 9/01/10 (ETM)	No Opt. Call	BBB	(4)	247,351
435	6.000%, 9/01/13 (Pre-refunded 9/01/12)	9/12 at 101.00	BBB	(4)	492,820

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
1,000	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	Caa2		345,000
345	0.000%, 1/01/14 – AMBAC Insured	No Opt. Call	Caa2		103,514
5,000	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	Caa2		1,411,100
65	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	Caa2		17,193
1,220	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Caa2		285,834

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – AGM Insured	No Opt. Call	AAA		7,579,263

2,325	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA+		2,635,085
18,520	Total Nevada				13,984,960
	New Hampshire – 0.3%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	BBB		5,050,150
	New Jersey – 4.3%

1,570	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB–		1,306,005

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
5,685	5.000%, 6/15/12 – FGIC Insured	No Opt. Call	BBB		5,841,053
6,555	5.000%, 6/15/13 – FGIC Insured	No Opt. Call	BBB		6,718,220
550	5.625%, 6/15/19	6/10 at 100.00	BBB		549,951

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	AA–		2,227,780
2,325	5.000%, 9/01/14	No Opt. Call	AA–		2,616,276

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – AGM Insured	No Opt. Call	AAA		4,257,522

4,820	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – MBIA Insured	No Opt. Call	AAA		5,271,152

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,035	5.800%, 6/01/10 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	Aaa		2,063,449
2,250	5.900%, 6/01/11 – NPFG Insured (Alternative Minimum Tax)	6/10 at 101.00	Aaa		2,302,695

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – MBIA Insured (ETM)	No Opt. Call	Aaa		499,724

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – AGM Insured	No Opt. Call	AAA		5,605,100

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA		5,899,150

79	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa		85,063

550	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA		614,675

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	New Jersey (continued)

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
$2,905	6.500%, 1/01/16	No Opt. Call	A+		$3,458,054
290	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+		345,210

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		92,462
180	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	224,737
2,920	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	Aa3	(4)	3,395,288
1,355	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		1,582,992
100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		116,359
950	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	1,109,847

1,895	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	No Opt. Call	AAA		2,081,146

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	N/R		2,775,413

6,430	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		6,968,898

3,290	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		3,747,968

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,000	4.250%, 6/01/11	No Opt. Call	BBB		3,048,360
3,375	5.000%, 6/01/14	No Opt. Call	BBB		3,554,753
2,000	5.000%, 6/01/15	No Opt. Call	BBB		2,089,320
5,440	4.500%, 6/01/23	6/17 at 100.00	BBB		5,091,514
79,369	Total New Jersey				85,540,136
	New Mexico – 1.1%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	BBB+		2,537,367
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	BBB+		2,701,681
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	BBB+		2,828,066

1,475	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 1996C, 6.300%, 12/01/16	4/10 at 100.00	Baa3		1,475,708

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA–		2,753,387
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,669,560

1,230	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Aaa		1,479,776

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,155,962

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,098,260
20,745	Total New Mexico				21,699,767
	New York – 8.0%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A		518,895

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/11	No Opt. Call	Ba1		996,040

2,930	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2000B, 6.250%, 8/15/15	8/12 at 100.00	AAA		3,196,249

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	New York (continued)

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
$1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A1		$1,693,967
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	A1		1,961,626

2,095	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		2,271,650

1,100	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(4)	1,122,088

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,035,255
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,106,165

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – AGM Insured (ETM)	No Opt. Call	AAA		6,253,692

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,136,270

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,839,500

3,275	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R		3,185,822

10,000	New York City, New York, General Obligation Bonds, Fiscal 2009 Series C, 5.000%, 8/01/17	No Opt. Call	AA		11,275,000

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA		2,954,880
2,000	5.000%, 8/01/10	No Opt. Call	AA		2,047,180

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA		5,530,550

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	A		7,434,648

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	A		2,076,120

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA–		5,326,100
5,000	4.000%, 4/01/17	No Opt. Call	AA–		5,271,100
6,470	5.000%, 4/01/18	No Opt. Call	AA–		7,205,380

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
7,000	5.500%, 6/01/15	6/10 at 100.00	AA–		7,084,630
100	5.500%, 6/01/16	6/10 at 100.00	AA–		101,296
6,080	5.500%, 6/01/18	6/12 at 100.00	AA–		6,433,005
135	5.500%, 6/01/19	6/13 at 100.00	AA–		144,545
510	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–		539,570
1,385	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–		1,461,577
2,460	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–		2,590,946

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
5,000	5.500%, 6/01/16	6/11 at 100.00	AA–		5,253,600
5,000	5.500%, 6/01/17	6/11 at 100.00	AA–		5,226,400
8,000	5.500%, 6/01/20	6/13 at 100.00	AA–		8,521,200
1,065	5.500%, 6/01/21	6/13 at 100.00	AA–		1,131,861

4,720	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2008A, 5.000%, 6/01/11	No Opt. Call	AA–		4,982,526

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 – AGM Insured	No Opt. Call	AAA		4,879,048

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
$3,295	5.000%, 12/15/15	No Opt. Call	AAA	$3,807,702
3,000	5.000%, 12/15/16	No Opt. Call	AAA	3,465,210
1,000	5.000%, 12/15/17	No Opt. Call	AAA	1,153,690

7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	8,046,150

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA	5,581,450

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	1,482,030

470	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008-B1, 5.700%, 7/01/13	No Opt. Call	N/R	457,202

7,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2009A-1, 4.000%, 11/15/38 (Mandatory put 11/15/12)	No Opt. Call	Aa2	7,520,520

1,875	TSASC Inc., New York, Tobacco Asset–Backed Bonds, Series 2006, 4.750%, 6/01/22	6/16 at 100.00	BBB	1,802,044

420	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.700%, 7/01/13	No Opt. Call	N/R	408,563
148,500	Total New York			159,512,942
	North Carolina – 2.2%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
3,000	5.000%, 3/01/16	No Opt. Call	AA–	3,430,950
2,000	5.000%, 3/01/17	No Opt. Call	AA–	2,287,860
2,000	5.000%, 3/01/18	No Opt. Call	AA–	2,281,960

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2009:
5,500	5.000%, 3/01/16	No Opt. Call	AA+	6,340,840
3,000	5.000%, 3/01/18	No Opt. Call	AA+	3,455,010

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/14	No Opt. Call	AA+	1,602,120
1,500	3.000%, 6/01/15	No Opt. Call	AA+	1,588,695
1,500	3.000%, 6/01/16	No Opt. Call	AA+	1,567,440
765	3.000%, 6/01/17	No Opt. Call	AA+	789,243

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	A–	4,305,160

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A	4,686,660

	North Carolina, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,161,860
5,000	5.000%, 5/01/20	5/19 at 100.00	AA+	5,752,550
3,000	5.000%, 5/01/21	5/19 at 100.00	AA+	3,423,030

500	Randolph County, North Carolina, Certificates of Participation, Series 2007, 4.250%, 2/01/10 – AMBAC Insured	No Opt. Call	A1	500,100
38,765	Total North Carolina			43,173,478
	North Dakota – 0.4%

1,000	Fargo Public School District 1, County, North Dakota, General Obligation Bonds, Limited Tax School Building Series 2008, 4.000%, 5/01/14	No Opt. Call	A1	1,090,190

6,925	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	Baa2	6,972,644
7,925	Total North Dakota			8,062,834

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 2.2%

$1,640	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA	$1,772,151

	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	Aa3	2,498,876
2,580	5.000%, 3/01/17 – AGC Insured	No Opt. Call	Aa3	2,891,329

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
2,845	5.000%, 6/01/14	No Opt. Call	BBB	2,996,525
3,065	5.000%, 6/01/15	No Opt. Call	BBB	3,201,883
1,965	5.000%, 6/01/16	No Opt. Call	BBB	2,012,022
1,340	5.000%, 6/01/17	No Opt. Call	BBB	1,343,993

6,965	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	6,472,435

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	Aa2	3,128,700
2,000	5.500%, 1/01/12	No Opt. Call	Aa2	2,158,940

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,170,164
845	5.500%, 8/15/12	No Opt. Call	A	878,842

530	Lorain County, Ohio, Healthcare Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/10 at 100.00	BBB+	530,800

3,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds Columbus Southern Power Company Project, Series 2009A, 3.875%, 12/01/38 (Mandatory put 6/01/14)	No Opt. Call	A3	3,094,470

4,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, Non-AMT, 5.625%, 10/01/19	No Opt. Call	BBB–	4,121,480

200	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	227,532

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA	244,445

180	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–	181,240

	State of Ohio Hospital Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009B:
675	5.000%, 1/01/17	No Opt. Call	Aa2	738,484
500	5.000%, 1/01/18	No Opt. Call	Aa2	546,420

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A+	2,290,121

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	850,590
42,155	Total Ohio			43,351,442
	Oklahoma – 1.2%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA	2,121,708

1,040	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R	968,833

3,750	Tulsa, Oklahoma, Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	A	4,251,113

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Oklahoma (continued)

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
$1,000	4.000%, 6/01/15	No Opt. Call	A3		$1,040,690
1,200	4.500%, 6/01/16	6/15 at 100.00	A3		1,250,388

12,625	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	A	(4)	14,962,140
21,550	Total Oklahoma				24,594,872
	Oregon – 0.1%

1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A., 5.000%, 11/15/22	5/19 at 100.00	AAA		1,130,710
	Pennsylvania – 6.4%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
360	4.150%, 2/15/11	No Opt. Call	Baa3		361,454
755	4.200%, 2/15/12	No Opt. Call	Baa3		759,394
785	4.300%, 2/15/13	No Opt. Call	Baa3		789,435
1,480	4.375%, 2/15/14	No Opt. Call	Baa3		1,483,508

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa2		1,753,366
1,800	5.000%, 5/01/13	No Opt. Call	Baa2		1,853,208
1,890	5.000%, 5/01/14	No Opt. Call	Baa2		1,945,566
1,985	5.000%, 5/01/15	No Opt. Call	Baa2		2,023,787
1,850	5.000%, 5/01/16	No Opt. Call	Baa2		1,845,634

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008C, 5.000%, 6/15/18	No Opt. Call	Aa3		5,363,800

25	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		27,272

800	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		800,096

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AA	(4)	1,169,631

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
100	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+		103,106
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+		18,508
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+		201,472
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+		70,642

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series 2003A:
3,170	4.750%, 12/01/19 – RAAI Insured	12/12 at 100.00	BBB+		2,958,941
50	5.000%, 12/01/26 – RAAI Insured	12/12 at 100.00	BBB+		44,791

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,000	4.000%, 12/01/14	No Opt. Call	A1		1,075,600
750	4.000%, 12/01/15	No Opt. Call	A1		799,478
1,000	4.000%, 12/01/16	No Opt. Call	A1		1,052,400
500	5.000%, 12/01/18	No Opt. Call	A1		551,055

5,015	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.100%, 7/01/13	7/10 at 100.00	BB+		5,016,555

120	Delaware River Port Authority, Pennsylvania and New Jersey, Series 1972 Revenue Bonds, 6.500%, 1/15/11 (ETM)	No Opt. Call	AAA		126,192

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$3,400	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	11/13 at 100.00	Baa2	$3,156,764

2,710	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	2,678,130

2,885	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009, 5.000%, 7/01/17	No Opt. Call	BBB+	2,953,115

1,600	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AAA	1,872,720

	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert Einstein Healthcare Network Issue, Series 2009A:
2,000	5.000%, 10/15/10	No Opt. Call	A3	2,031,080
2,000	5.000%, 10/15/11	No Opt. Call	A3	2,061,980
3,000	5.000%, 10/15/12	No Opt. Call	A3	3,128,790
2,000	5.000%, 10/15/13	No Opt. Call	A3	2,097,920
3,000	5.250%, 10/15/14	No Opt. Call	A3	3,180,390
3,000	5.250%, 10/15/15	No Opt. Call	A3	3,162,030

6,000	Pennsylvania Economic Development Financing Authority, Pollution Control Revenue Bonds, PPL Electric Utilities Corporation, Refunding Series 2008, 4.850%, 10/01/23 (Mandatory put 10/01/10)	No Opt. Call	A–	6,089,280

2,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	7/10 at 100.00	CC	1,384,900

4,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 2.625%, 12/01/33 (Mandatory put 12/03/12)	No Opt. Call	BBB	4,007,800

	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009B:
2,500	4.000%, 6/01/13	No Opt. Call	A2	2,662,750
4,000	5.000%, 6/01/14	No Opt. Call	A2	4,430,880
4,000	5.000%, 6/01/15	No Opt. Call	A2	4,426,720
4,000	5.000%, 6/01/16	No Opt. Call	A2	4,411,880

15,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA	17,734,048

3,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	Aaa	4,507,458

3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	4/10 at 100.00	BBB	3,000,120

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
2,324	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa	2,667,998
550	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	650,166

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,225	5.000%, 9/01/11 – NPFG Insured	No Opt. Call	A	4,408,830
2,750	5.000%, 9/01/12 – NPFG Insured	No Opt. Call	A	2,925,230

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	AA	2,918,300

1,590	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 5.900%, 1/01/17	1/12 at 100.00	BBB	1,617,014
119,644	Total Pennsylvania			126,361,184

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Puerto Rico – 0.6%

$12,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured	12/12 at 101.00	A		$12,762,125
	Rhode Island – 0.3%

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB		1,890,280

4,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB		4,879,579
6,835	Total Rhode Island				6,769,859
	South Carolina – 0.8%

1,980	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A, 5.000%, 8/15/10	No Opt. Call	A–		2,010,472

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		7,558,570

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A+		1,463,237

1,950	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13	No Opt. Call	BBB+		2,128,542

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,072,260

1,000	South Carolina JOBS-Economic Development Authority, Residential Care Facilities First Mortgage Revenue Bonds, South Carolina Episcopal Home at Still Hopes, Series 2004A, 6.000%, 5/15/17	5/11 at 100.00	N/R		1,004,210
15,365	Total South Carolina				16,237,291
	South Dakota – 0.2%

3,480	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		4,004,610
	Tennessee – 1.5%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10 – SYNCORA GTY Insured	No Opt. Call	A2		1,539,780

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		558,369
695	5.000%, 7/01/14	No Opt. Call	BBB+		743,817

375	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 4/01/10	No Opt. Call	AA		378,105

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	AA		2,196,040
5,000	5.000%, 9/01/16	No Opt. Call	AA		5,437,750

1,350	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002, 6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(4)	1,396,953

	Tennessee State, General Obligation Bonds, Series 2009A:
7,500	5.000%, 5/01/17	No Opt. Call	AA+		8,783,550
1,000	5.000%, 5/01/19	5/17 at 100.00	AA+		1,136,820

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,000	5.000%, 9/01/11	No Opt. Call	BB+		1,048,570
4,175	5.000%, 9/01/13	No Opt. Call	BB+		4,420,490
250	5.000%, 9/01/14	No Opt. Call	BB+		264,025
200	5.250%, 9/01/18	No Opt. Call	BB+		204,428

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – (continued)

$1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A	$1,444,648
26,965	Total Tennessee			29,553,345
	Texas – 7.0%

2,235	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/13 – SYNCORA GTY Insured	No Opt. Call	Baa3	2,274,828

5,000	Austin, Texas, Combined Utility System Revenue Bonds, Series 1992A, 0.000%, 11/15/11 – NPFG Insured	No Opt. Call	A1	4,896,000

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AAA	3,151,920

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	CCC	3,296,360

2,735	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured (ETM)	10/10 at 100.00	Aaa	3,197,024

100	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured	4/10 at 100.00	Aaa	117,647

365	Dallas, Texas, Certificates of Obligation, Series 2008, 5.000%, 2/15/18	4/10 at 100.00	AA+	365,668

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007:
5,000	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA	5,689,200
6,700	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,753,106

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Methodist Hospital System, Series 2009A-B:
3,000	5.000%, 12/01/28 (Mandatory put 6/01/12)	No Opt. Call	AA	3,234,630
5,000	5.000%, 12/01/41 (Mandatory put 6/01/13)	No Opt. Call	AA	5,503,650

6,000	Harris County, Texas, General Obligation Bonds, Refunding Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	7,023,900

8,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.000%, 5/15/34 (Mandatory put 5/15/11)	5/11 at 100.00	AA	8,876,295

11,500	Houston, Texas, General ObligationPublic Improvement Refunding Bonds, Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	12,926,000

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,300	5.000%, 7/01/15	No Opt. Call	AA–	1,460,732
1,100	5.000%, 7/01/16	No Opt. Call	AA–	1,226,258

400	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.200%, 7/01/18 – FGIC Insured (Alternative Minimum Tax)	4/10 at 100.00	A	400,264

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	A	3,099,776

605	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 4.125%, 8/15/10	No Opt. Call	BBB–	608,346

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2008, 6.000%, 8/01/20 (Mandatory put 8/01/13)	No Opt. Call	BBB	2,154,020

10,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008H, 5.000%, 1/01/42 (Mandatory put 1/01/13)	No Opt. Call	A2	10,714,700

3,000	North Texas Tollway Authority, System Revenue Bonds, Series 2009, 3.000%, 1/01/11	No Opt. Call	A2	3,034,140

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA	10,942,800

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA	5,545,950

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Texas – (continued)

$8,420	Texas A&M University Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	AA+		$9,718,027

6,465	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA		7,445,805

2,250	Texas State, Public Financing Authority, General Obligation Bonds, Series 2009A, 5.000%, 10/01/17	No Opt. Call	AA+		2,617,043

5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA		5,458,100

4,000	Titus County Fresh Water Supply District 1, Texas, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2008, 4.500%, 7/01/11	No Opt. Call	BBB		4,140,040

1,220	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Ba1		1,267,495

1,185	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	N/R	(4)	1,277,454
128,130	Total Texas				139,417,178
	Virgin Islands – 0.8%

	Revenue and Refunding Bonds, Virgin Islands Matching Fund Loan Notes:
2,500	5.000%, 10/01/14	No Opt. Call	BBB		2,666,325
4,455	5.000%, 10/01/15	No Opt. Call	BBB		4,708,490

	Virgin Islands Public Finance Authority, Revenue Bonds, Refunding Series 2009B:
4,375	5.000%, 10/01/16	No Opt. Call	BBB		4,576,556
4,000	5.000%, 10/01/17	No Opt. Call	BBB		4,150,120
15,330	Total Virgin Islands				16,101,491
	Virginia – 1.4%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		414,944
400	4.000%, 9/01/13	No Opt. Call	BBB		415,996
400	4.000%, 9/01/14	No Opt. Call	BBB		411,308
400	4.125%, 9/01/15	No Opt. Call	BBB		407,996

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA		1,177,820

	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008c:
2,750	5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–		3,015,155
2,000	5.000%, 11/01/35 (Mandatory put 12/01/11)	No Opt. Call	A–		2,107,380

1,685	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,757,287

1,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2009A, 5.000%, 9/01/15	No Opt. Call	Aa1		1,740,600

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	7/10 at 100.00	N/R		1,752,468

8,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+		9,286,000

5,000	Virginia, General Obligation Bonds, Refunding Series 2009D, 5.000%, 6/01/18	No Opt. Call	AAA		5,879,500
25,285	Total Virginia				28,366,454

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 1.6%

$6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – SYNCORA GTY Insured	No Opt. Call	Aaa	$6,422,400

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+	9,906,253

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2010B, 5.000%, 8/01/15	No Opt. Call	AA+	11,995,751

2,700	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+	3,108,537
27,795	Total Washington			31,432,941
	West Virginia – 0.1%

2,000	West Virginia Economic Development Authority, Pollution Control Revenue Bonds, Appalachian Power Company – Amos Project, Series 2008, 4.850%, 5/01/19 (Mandatory put 9/04/13)	No Opt. Call	BBB	2,114,240
	Wisconsin – 1.9%

30	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset–Backed Bonds, Series 2002, 5.750%, 6/01/12 (ETM)	No Opt. Call	AAA	33,218

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
2,565	6.000%, 6/01/17 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,865,028
8,410	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	9,092,303
5,570	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	6,269,703

3,820	Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 2009 (Aurora Health Care, Inc.), 4.750%, 8/15/25 (Mandatory put 8/15/14)	No Opt. Call	A3	3,925,432

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA–	1,034,690
1,100	5.625%, 10/01/11	No Opt. Call	AA–	1,183,567

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B, 6.500%, 2/15/12	No Opt. Call	BBB+	1,327,100

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
450	5.000%, 2/15/12	No Opt. Call	BBB+	467,240
400	5.000%, 2/15/13	No Opt. Call	BBB+	420,044
350	5.000%, 2/15/14	No Opt. Call	BBB+	370,216
500	5.000%, 2/15/15	No Opt. Call	BBB+	525,960

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
4,000	5.000%, 8/15/14	No Opt. Call	BBB+	4,168,520
1,300	5.250%, 8/15/18	8/16 at 100.00	BBB+	1,306,396

245	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13	No Opt. Call	BBB+	254,947

2,230	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1999C, 4.800%, 9/01/12	4/11 at 100.00	AA	2,257,674

2,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	2,237,140
35,220	Total Wisconsin			37,739,178
$1,605,844	Total Long-Term Investments (cost $1,683,430,248) – 87.1%			1,734,276,723

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 8.6%

	California – 0.4%

$3,210	Los Angeles Unified School District, California, Certificates of Participation, Administration Building Project III, Variable Rate Demand Obligations, Refunding Series 2008B, 0.180%, 10/01/31 (6)	3/10 at 100.00	A-1	$3,210,000

3,500	San Jose Financing Authority, California, Lease Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2007, 0.200%, 6/01/37 – AMBAC Insured (6)	6/16 at 100.00	A-1+	3,500,000

1,500	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2478Z, 0.200%, 7/01/14 – AGM Insured (6)	No Opt. Call	VMIG-1	1,500,000
8,210	Total California			8,210,000
	Connecticut – 1.0%

4,535	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 0.170%, 7/01/37 (6)	No Opt. Call	VMIG-1	4,535,000

7,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Trust 2862, 0.200%, 7/01/15 (6)	No Opt. Call	A-1+	7,730,000

7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 0.200%, 7/01/33 (6)	No Opt. Call	A-1+	7,000,000
19,265	Total Connecticut			19,265,000
	Florida – 0.8%

11,250	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 3042, 0.200%, 10/01/33 (6)	4/19 at 100.00	A-1	11,250,000

3,715	Palm Beach County School Board, Florida, Certificate of Participation, Variable Rate Demand Obligations, Putters Trust 2089, 0.250%, 8/01/26 – AGM Insured (6)	8/16 at 100.00	A-1+	3,715,000
14,965	Total Florida			14,965,000
	Georgia – 0.6%

11,755	Georgia, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1881, 0.190%, 4/01/27 (6)	4/17 at 100.00	VMIG-1	11,755,000
	Illinois – 0.3%

6,100	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Variable Rate Demand Obligations, Series 2005B, 0.210%, 5/15/35 (6)	No Opt. Call	VMIG-1	6,100,000
	Maryland – 0.8%

8,555	Maryland Health and Higher Educational Facilities Authority, Variable Rate Demand Revenue Bonds, Goucher College, Series 2007, 0.210%, 7/01/37 (6)	No Opt. Call	A-1	8,555,000

7,500	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Variable Rate Demand Obligations, Series 2008, Trust R-11436, 0.200%, 1/01/33 – AGM Insured (6)	7/17 at 100.00	A-1	7,500,000
16,055	Total Maryland			16,055,000
	Massachusetts – 0.2%

4,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust DCL-018, 0.350%, 1/01/26 (6)	No Opt. Call	A-1	4,980,000
	Michigan – 0.6%

5,215	Lakewood Public Schools, Ionia County, Michigan, General Obligation Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2624Z, 0.210%, 5/01/15 – AGM Insured (6)	No Opt. Call	VMIG-1	5,215,000

1,140	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2836, 0.250%, 5/01/15 – AGM Insured (6)	No Opt. Call	A-1+	1,140,000

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – (continued)

$5,000	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, Variable Rate Demand Obligations, Series 2008, Trust 3030X, 0.230%, 5/01/31 – AGM Insured (6)	5/18 at 100.00	A-1	$5,000,000
11,355	Total Michigan			11,355,000
	New Jersey – 0.3%

4,975	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2451, 0.350%, 5/01/24 – AGM Insured (6)	No Opt. Call	A-1	4,975,000

2,075	New Jersey Housing and Mortgage Finance Agency, Capital Fund Program Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2008-3034X, 0.210%, 5/01/27 – AGM Insured (6)	11/17 at 100.00	VMIG-1	2,075,000
7,050	Total New Jersey			7,050,000
	North Carolina – 0.2%

5,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1287, 0.200%, 12/01/34 (6)	12/15 at 100.00	A-1+	5,000,000
	Ohio – 0.1%

1,400	Columbus, Ohio, Sewerage System Revenue Bonds, Variable Rate Demand Obligations, Trust 2456, Series 2008, 0.200%, 12/01/15 (6)	No Opt. Call	VMIG-1	1,400,000
	Oregon – 0.3%

5,880	Eugene, Oregon, Electric Utility Revenue Bonds, Variable Rate Demand Obligations, Series 2003A, 0.250%, 8/01/22 – AGM Insured (6)	8/13 at 100.00	A-1	5,880,000
	Pennsylvania – 0.7%

6,055	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2028, 0.200%, 2/01/24 (6)	No Opt. Call	VMIG-1	6,055,000

3,500	East Stroudsberg Area School District, Monroe and Pike Counties, Pennsylvania, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2008-3037X, 0.200%, 9/01/25 – AGM Insured (6)	9/17 at 100.00	VMIG-1	3,500,000

4,330	Pennsylvania State University, General Revenue Bonds, Variable Rate Demand Obligations, Series 2005, Putters 1971, 0.200%, 9/01/13 (6)	No Opt. Call	VMIG-1	4,330,000
13,885	Total Pennsylvania			13,885,000
	South Carolina – 0.6%

7,440	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Refunding Building Equity Sooner, Variable Rate Demand Obligations, Tender Option Bond Trust 2056, 0.190%, 12/01/20 – AGC Insured (6)	No Opt. Call	VMIG-1	7,440,000

3,990	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Pickens School District, Installment Purchase Revenue Bonds, Pickens County, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-0003, 0.200%, 12/01/14 (6)	No Opt. Call	A-1+	3,990,000
11,430	Total South Carolina			11,430,000
	Tennessee – 0.4%

8,790	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 08-29, 0.190%, 3/01/16 (6)	No Opt. Call	A-1	8,790,000
	Virginia – 0.5%

4,875	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, The Woodberry Forest School, Variable Rate Demand Obligations, Series 2007, 0.240%, 10/01/37 (6)	4/10 at 100.00	VMIG-1	4,875,000

5,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2917, 0.220%, 10/01/28 (6)	10/18 at 100.00	A-1	5,000,000
9,875	Total Virginia			9,875,000

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 0.8%

$15,000	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-1C, 0.180%, 11/01/32 – AGM Insured (6)	11/17 at 100.00	N/R	$15,000,000
$170,995	Total Short-Term Investments (cost $170,995,000)			170,995,000
	Total Investments (cost $1,854,425,248) – 95.7%			1,905,271,723
	Other Assets Less Liabilities – 4.3%			85,544,199
	Net Assets – 100%			$1,990,815,922

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,734,276,723	$—	$1,734,276,723
Short-Term Investments	—	170,995,000	—	170,995,000
Total	$—	$1,905,271,723	$—	$1,905,271,723

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $1,853,824,165.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$62,326,193
Depreciation	(10,878,635)
Net unrealized appreciation (depreciation) of investments	$51,447,558

124	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Nuveen Investments	125

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 1, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2010